Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.0%)
U.S. Government Securities (11.5%)
	United States Treasury Note/Bond	2.250%	2/15/21	41	41
	United States Treasury Note/Bond	2.375%	4/15/21	40,750	40,833
1	United States Treasury Note/Bond	2.625%	7/15/21	30,000	30,244
1	United States Treasury Note/Bond	2.125%	8/15/21	41,000	40,872
	United States Treasury Note/Bond	2.125%	9/30/21	24,000	23,929
2	United States Treasury Note/Bond	2.000%	7/31/22	62,800	62,358
	United States Treasury Note/Bond	2.500%	3/31/23	215	217
	United States Treasury Note/Bond	2.625%	6/30/23	1,600	1,626
	United States Treasury Note/Bond	2.875%	8/15/28	400	416
					200,536
Conventional Mortgage-Backed Securities (0.2%)
3,4,5	Fannie Mae Pool	4.000%	2/1/49–4/1/49	2,362	2,429

Nonconventional Mortgage-Backed Securities (0.3%)
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.712%	4.837%	2/1/37	11	12
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.500%	9/1/32	5	5
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.760%	4.362%	8/1/37	10	10
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.535%	8/1/33	44	45
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.644%	7/1/33	82	84
3,5,6	Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.452%	5/1/33	7	8
3,5,6	Fannie Mae Pool, 1YR CMT + 2.000%	4.544%	12/1/32	5	5
3,5,6	Fannie Mae Pool, 1YR CMT + 2.125%	4.146%	6/1/33	26	27
3,5,6	Fannie Mae Pool, 1YR CMT + 2.185%	4.435%	7/1/32	3	3
3,5,6	Fannie Mae Pool, 1YR CMT + 2.210%	4.130%	5/1/33	33	35
3,5,7	Fannie Mae REMICS	4.000%	3/25/43	578	106
3,5,7	Fannie Mae REMICS	4.500%	9/25/47	865	163
3,5,7	Fannie Mae REMICS	5.000%	6/25/45	1,163	211
3,5,7	Fannie Mae REMICS	5.500%	2/25/46	630	129
3,5,7	Fannie Mae REMICS	6.000%	12/25/47	743	174
3,5,7	Fannie Mae REMICS 2013-43	4.000%	5/25/43	1,498	268
3,5,7	Fannie Mae REMICS 2015-22	6.000%	4/25/45	662	151
3,5,7	Fannie Mae REMICS 2015-28	4.000%	5/25/45	570	105
3,5,7	Fannie Mae REMICS 2016-3	6.000%	2/25/46	582	135
†,3,5,6	Fannie Mae REMICS, 6.050% - 1M USD
	LIBOR	3.565%	3/25/46	1,852	325
†,3,5,6	Fannie Mae REMICS, 6.150% - 1M USD
	LIBOR	3.665%	5/25/47	2,577	428
†,3,5,6	Fannie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.715%	10/25/47	1,668	305
3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.500%	8/1/37	31	32

3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.643%	9/1/32	17	18
3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.711%	8/1/33	12	13
3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.815%	10/1/32	6	7
3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.000%	1/1/33	5	5
3,5,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	5.086%	2/1/33	6	6
3,5,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.254%	4.629%	9/1/32	1	1
3,5,7	Freddie Mac REMICS	4.000%	10/15/42	572	69
†,3,5,6	Freddie Mac REMICS, 6.150% - 1M USD
	LIBOR	3.666%	1/15/42–1/15/45	1,264	208
†,3,5,6	Freddie Mac REMICS, 6.200% - 1M USD
	LIBOR	3.716%	12/15/47	649	120
3,7	Ginnie Mae REMICS	4.000%	5/20/45–12/20/47	1,251	233
3,7	Ginnie Mae REMICS	4.500%	1/20/45–1/20/48	3,500	672
3,7	Ginnie Mae REMICS	5.000%	2/20/40	1,034	210
†,3,6	Ginnie Mae REMICS, 5.650% - 1M USD
	LIBOR	3.162%	8/20/45	1,080	162
†,3,6	Ginnie Mae REMICS, 6.100% - 1M USD
	LIBOR	3.612%	9/20/46	804	156
†,3,6	Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	3.712%	9/20/47–12/20/47	5,143	873
					5,519
Total U.S. Government and Agency Obligations (Cost $207,055)					208,484
Asset-Backed/Commercial Mortgage-Backed Securities (23.3%)
3	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	310	307
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,200	2,194
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	588
3	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	240	243
3	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	570	566
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	900	911
3	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	1,320	1,339
3	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	830	838
3,8	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	278	285
3,8	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	83
3,8	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	407	416
3,8	American Homes 4 Rent 2015-SFR	3.467%	4/17/52	353	359
3,8	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	170	174
3,8	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	100	104
3,8	American Tower Trust #1	3.652%	3/23/28	390	392
3,8	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	428	441
3,8	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	275	288
3	AmeriCredit Automobile Receivables
	Trust 2016-1	3.590%	2/8/22	200	202
3	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	220	222
3	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	240	239

3	AmeriCredit Automobile Receivables
	Trust 2017-3	1.690%	12/18/20	263	263
3	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	700	717
3	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	560	566
3,8	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	280	281
3,8	Applebee's Funding LLC / IHOP Funding
	LLC	4.277%	9/5/44	158	159
3,8	ARL Second LLC 2014-1A	2.920%	6/15/44	320	316
3,8	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	480	488
3,8	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	240	256
3,8	Avis Budget Rental Car Funding AESOP
	LLC	3.450%	3/20/23	450	454
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	360	358
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	1,120	1,115
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	100	100
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	180	180
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	320	320
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	420	428
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	100	102
3,8	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	950	976
3,8	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	126
3	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	220	225
3	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	410	425
3	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.362%	9/15/48	40	41
3	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	110	113
3	Banc of America Funding 2006-H Trust	4.338%	9/20/46	205	182
3	BANK 2017 - BNK4	3.625%	5/15/50	250	258
3	BANK 2017 - BNK5	3.390%	6/15/60	275	279
3	BANK 2017 - BNK6	3.254%	7/15/60	330	330
3	BANK 2017 - BNK6	3.518%	7/15/60	440	450
3	BANK 2017 - BNK6	3.741%	7/15/60	80	81
3	BANK 2017 - BNK7	3.435%	9/15/60	410	418
3	BANK 2017 - BNK8	3.488%	11/15/50	860	879
3	BANK 2017 - BNK9	3.538%	11/15/54	500	512
3	BANK 2018 - BN10	3.641%	2/15/61	300	310
3	BANK 2018 - BN10	3.688%	2/15/61	800	828
3	BANK 2018 - BN12	4.255%	5/15/61	140	151
3	BANK 2018 - BN13	4.217%	8/15/61	350	377
3	BANK 2018 - BN14	4.185%	9/15/60	485	518
3	BANK 2018 - BN14	4.231%	9/15/60	920	989
3	BANK 2018 - BN15	4.407%	11/15/61	863	939
§,3	BANK 2019 - BN17	3.623%	4/15/52	164	169

§,3	BANK 2019 - BN17	3.714%	4/15/52	446	459
3	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	1	1
3,6,8	Bank of America Student Loan Trust
	2010-1A, 3M USD LIBOR + 0.800%	3.571%	2/25/43	206	206
3	Bear Stearns ARM Trust 2006-4	4.133%	10/25/36	288	264
3	Bear Stearns ARM Trust 2007-3	4.265%	5/25/47	238	219
3	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	100	103
3	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	466
3	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	160	165
3	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	250	259
3	Benchmark 2018-B1 Mortgage Trust	4.118%	1/15/51	390	397
3	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	1,030	1,080
3	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	470	498
3	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	390	419
3	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	669	716
3	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	1,120	1,212
3	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	812	876
§,3	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	177	182
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	390	389
3	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	160	162
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	400	398
3,6	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR +
	0.200%	3.022%	6/25/26	154	154
3,6	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	3.451%	2/25/30	280	279
3,8	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	72	71
3,8	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	140	139
3,8	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	466	478
3,8	California Republic Auto Receivables
	Trust 2015-4	2.580%	6/15/21	184	184
3	California Republic Auto Receivables
	Trust 2016-2	1.830%	12/15/21	134	133
3	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	150	149
3	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	70	70
3,8	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	207	207
3,8	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	150	149
3,8	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	220	223
3,8	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	180	183
3,8	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	80	83
3	Capital Auto Receivables Asset Trust
	2015-3	2.430%	9/21/20	89	89
3	Capital Auto Receivables Asset Trust
	2015-3	2.900%	12/21/20	170	170
3	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	40	40
3	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	140	139

3	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	80	80
3,8	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	310	309
3	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	1,410	1,400
3	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/16/24	2,640	2,662
3,8	CARDS II Trust 2018-2A	3.047%	4/17/23	1,080	1,083
3	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	107
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	150
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	119
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	138
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	99
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	300	297
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	169
3	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	80	79
3	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	80	79
3	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	768	767
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,910	1,905
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	300	300
3	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	501
3	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	220	218
3	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	143
3	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	203
3	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	210	213
3	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	870	879
3	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	439
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	650	662
3	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	240	247
3	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	210	216
3	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	140	144
3	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	200	206
3	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	95	92
3	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	40	39
3	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	710	734
3	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	380	389
3	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	465	473
3	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	165	168
3	CenterPoint Energy Transition Bond Co.
	IV LLC 2012-1	2.161%	10/15/21	356	355
3,8	CFCRE Commercial Mortgage Trust
	2011-C2	5.757%	12/15/47	390	414
3	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	502	502
3,8	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	777	780
§,3,8	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	1,750	1,750
3	CHL Mortgage Pass-Through Trust 2006-
	HYB1	4.084%	3/20/36	151	139

3	CHL Mortgage Pass-Through Trust 2007-
	HYB2	4.003%	2/25/47	175	154
3,8	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	91	91
3,8	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	245	245
3,8	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	375	377
3,8	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	120	120
3,8	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	630	637
3,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	86	86
3,8	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	130	129
3	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	2,365	2,363
3,8	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	52	53
3	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	156	158
3	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	181	185
3	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	90	96
3	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	550	577
3	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	94	98
3	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	1,165	1,221
3	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	570	589
3	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	310	319
3	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	130	131
3	Citigroup Commercial Mortgage Trust
	2014-GC23	4.446%	7/10/47	153	157
3	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	1,400	1,431
3	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	1,233	1,279
3	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	170	178
3	Citigroup Commercial Mortgage Trust
	2014-GC25	4.528%	10/10/47	20	21
3	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	770	776
3	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	1,295	1,353
3	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	1,340	1,400
3	Citigroup Commercial Mortgage Trust
	2015-GC33	4.570%	9/10/58	100	102

3	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	1,135	1,145
3	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	120	119
3	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	485	495
3	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	1,020	1,040
3	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	240	248
3	Citigroup Commercial Mortgage Trust
	2017-P8	4.270%	9/15/50	240	240
3	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	10	11
3	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	650	700
3	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	1,100	1,200
3	Citigroup Mortgage Loan Trust 2007-AR8	4.302%	7/25/37	115	113
3,8	CKE Restaurants Holdings Inc. 2018-1A	5.710%	6/20/48	836	879
3,8	CLI Funding V LLC 2013-1A	2.830%	3/18/28	253	249
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	76
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	102
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	500	498
3,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	262
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	264
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	70
3	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	23	23
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	224	230
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	283
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,109
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	327	333
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	186
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,047
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	1,076	1,137
3	COMM 2013-CCRE13 Mortgage Trust	4.900%	11/10/46	110	118
3	COMM 2013-CCRE13 Mortgage Trust	4.900%	11/10/46	1,300	1,354
3,8	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	251
3,8	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	70
3	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	45	45
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,238
3	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	324	342
3,8	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	280	287
3,8	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	250	260
3,8	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	229	233
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	331
3,8	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	456
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	101
3,8	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	110
3,8	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	980	1,019
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	52
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	420	444
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	89	88
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	526
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	263
3	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	41

3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,187
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	680
3	COMM 2014-CCRE17 Mortgage Trust	4.762%	5/10/47	200	206
3	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	220	226
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	761
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	31
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	955
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,090	1,123
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	487
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	838
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	240	249
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	970	1,011
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	776
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	419
3	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	825	845
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	195	197
3,8	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,032	1,041
3	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	1,000	1,023
3	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	414	428
3	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.356%	8/15/48	240	239
3	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	968	1,007
3	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.537%	11/15/48	220	226
3	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,190	1,210
3	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	525	530
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	820	878
3	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	1,010	1,069
3,8	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	530	533
3	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,310	1,433
3	DBJPM 16-C1 Mortgage Trust	3.350%	5/10/49	60	57
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	738
3,6,8	DELAM 2018-1, 1M USD LIBOR +
	0.700%	3.182%	11/19/25	500	499
3,8	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	104	104
3,8	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	250	249
3	Discover Card Execution Note Trust 2019-
	A1	3.040%	7/15/24	1,000	1,013
3,8	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	1,240	1,253
3,8	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	300	305
8	DNB Boligkreditt AS	2.500%	3/28/22	360	359
3,8	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	680	674
3,8	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	121	121
3,8	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	123	123
3,8	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	201	202
3,8	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	16	16
3,8	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	755
3,8	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	15	15
3,8	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	486
3,8	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	547

3	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	60
3	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	42	42
3	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	240	240
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	580	580
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	880	886
3	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	620	630
3	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	1,010	1,013
3	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	1,000	1,012
3	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	542
3	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	505
3	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	488
3	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	660	679
3	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	520	521
3	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	500	506
3,6,8	Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	3.286%	10/25/56	403	401
3,8	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	708	713
3,8	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	560	565
3,8	Enterprise Fleet Financing LLC Series
	2018-3	3.550%	5/20/24	420	429
3,8	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	600	600
3,8	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	430	430
3,5,6	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.935%	1/25/29	48	48
3,5,6	Fannie Mae Connecticut Avenue
	Securities 2016-C05, 1M USD LIBOR +
	0.015%	3.836%	1/25/29	7	7
3,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	486
3	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.756%	11/25/36	97	87
3	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	4.683%	1/25/37	198	173
3,6	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.924%	10/16/23	450	450
3,8	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	31	31
3,8	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	305	306
3	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	750	747
3	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	220	219
3	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	190	191
3	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	350	352
3	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,110	1,118
3	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	390	394
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	1,240	1,247
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	270	272
3	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	780	781
3,8	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	620	620
3,8	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	260
3,8	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	578
3,8	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	140
3	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	294
3	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	135
3,8	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,494
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	169

3,8	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	654
3,8	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,700	1,673
3,8	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	646
3,8	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	974
3,8	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	176
3,8	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	365
3,8	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	2,580	2,586
3,8	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	890	906
3,8	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	530	536
3,8	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	244
3	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	1,150	1,158
3	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	450	460
3,8	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	805
3,8	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	870	887
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	900	906
3	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	350	352
3	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	370	372
3	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	600	597
3	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	1,560	1,549
3	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	2,390	2,402
3	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3 A1	3.520%	10/15/23	1,830	1,864
3,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.744%	2/25/48	325	323
3,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.819%	5/25/48	295	295
3,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.167%	8/25/48	213	214
3,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	305	306
3,5,6,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2, 1M USD
	LIBOR + 0.800%	3.287%	3/25/49	130	130
3,5,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA2, 1M USD
	LIBOR + 2.200%	4.686%	10/25/28	84	84
3,5,6	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2016-DNA3, 1M USD
	LIBOR + 2.000%	4.485%	12/25/28	154	155
3,8	FRS I LLC 2013-1A	1.800%	4/15/43	3	3
3,8	FRS I LLC 2013-1A	3.080%	4/15/43	481	481
3	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	380	379
3	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	130	129
3	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	210	209
3	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	130	129
3	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	880	884
3	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	790	795

3	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	160	161
3,8	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	220	218
3,8	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	70	69
3	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	250	255
3	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	250	256
3	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	380	386
3	GMACM Mortgage Loan Trust 2005-AR6	4.169%	11/19/35	40	38
3,8	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	290	290
3,8	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	220	220
3,8	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	1,430	1,418
3,8	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	440	437
3,8	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	240	239
3,8	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	1,530	1,541
3,8	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,335
3,8	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	950	946
3,8	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	4,100	4,088
3,8	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,720	2,786
3,6,8	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	3.101%	8/25/60	472	471
3,8	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	500	504
3,8	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	170	170
3,8	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	210	212
3,8	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	803
3,8	GS Mortgage Securities Trust 2010-C2	5.182%	12/10/43	100	103
3,8	GS Mortgage Securities Trust 2011-GC3	5.638%	3/10/44	70	73
3,8	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	860	861
3,8	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
3	GS Mortgage Securities Trust 2012-GCJ7	5.700%	5/10/45	210	219
3	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	543	570
3,8	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	140	143
3	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	306	310
3	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	200	203
3	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	176	180
3	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	705	736
3	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	1,015	1,072
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	942	988

3	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,162
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	394
3	GS Mortgage Securities Trust 2014-GC24	4.509%	9/10/47	270	284
3	GS Mortgage Securities Trust 2014-GC24	4.530%	9/10/47	410	397
3	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	507
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,065
3	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	941
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	675	689
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	306
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	104
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	915
3	GS Mortgage Securities Trust 2015-GC34	4.653%	10/10/48	310	319
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	500	492
3	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	280	300
3	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	11
8	GTP Acquisition Partners I LLC	2.350%	6/15/20	40	40
8	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	634
3,8	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	50	52
3,8	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	478	412
3,8	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	1,090	1,092
3,8	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	199
3,8	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	383
3,8	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	110	110
3,8	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	240	238
3,8	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	610	606
3,8	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	137	137
3,8	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	380	387
3,8	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	82
3,6,8	Holmes Master Issuer plc 2018-1, 3M
	USD LIBOR + 0.360%	3.147%	10/15/54	950	948
3,6,8	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	3.207%	10/15/54	670	669
3	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	1,060	1,055
3	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	170	168
3	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	430	433
3	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	560	563
3	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	210	212
3	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	200	204
3	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	230	232
3,8	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,030	3,014
3,8	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	503
3,8	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	890	887
3,8	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	180	179
3,8	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	160	159

3,8	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	1,370	1,372
3,8	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	430	430
3,8	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	140	141
3,8	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	860	862
3,8	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	140	141
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	90
3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	210
3,6,8	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	3.332%	12/17/36	709	704
3,6,8	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	3.632%	12/17/36	250	251
3,6,8	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	3.182%	3/17/37	1,079	1,065
3,6,8	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	3.432%	3/17/37	260	256
3,8	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	358	361
3	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	345
3	John Deere Owner Trust 2018-B	3.000%	1/15/26	180	181
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	65	66
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	64	65
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.600%	11/15/43	150	153
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.600%	11/15/43	170	173
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	581	597
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.382%	8/15/46	100	105
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	72
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	324	331
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	360	361
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	101
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	673
3,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	144	146
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	951
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	365	379
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.003%	1/15/46	170	173
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	249	254
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	60	63

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	410	432
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	400	423
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.964%	12/15/46	550	589
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.028%	12/15/46	270	285
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	694	698
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	800	814
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	1,130	1,110
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	290	299
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	310	317
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	439	453
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.042%	7/15/45	180	187
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	311	317
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	315
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	89	90
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	842
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	458
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.207%	11/15/45	340	361
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	497	525
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	950	1,002
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	317
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.822%	2/15/47	300	319
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.822%	2/15/47	150	156
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,162	1,200
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	590	598
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,060
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	350	353
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	598
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,290	1,344

3	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	405
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	590	615
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	263	271
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	513	534
3	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	800	829
3	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	350	356
3	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	220	220
3	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	260	260
3	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	10	11
3,6,8	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	3.083%	12/22/69	608	607
3,6,8	Lanark Master Issuer plc 2018-2A, 1M
	USD LIBOR + 0.420%	3.083%	12/22/69	405	405
3,8	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	890	907
3,8	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	450	454
3,8	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	299
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.380%	4/25/34	11	11
3	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	428	428
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	1,910	1,906
3	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	120	121
3	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	340	346
3	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A2	4.185%	2/25/33	22	21
3	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A4	4.590%	7/25/33	11	11
3,8	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	797
3,8	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	203
3,8	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	112
3,8	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	220	222
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	512
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	51
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	123	124
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.085%	7/15/46	70	70
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.085%	7/15/46	683	716
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	31	31
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	270	279
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.165%	8/15/46	580	612

3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	163	167
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	80	85
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	200	210
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	130	130
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	60	60
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	595	602
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	450	472
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	450	476
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	769	798
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	615	645
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.913%	4/15/47	50	53
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	975	1,021
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	230	238
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.338%	6/15/47	660	688
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.771%	6/15/47	300	315
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	620	643
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	160	166
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	490	512
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	450	456
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	440	451
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	560	565
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	780	791
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	90	92
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	422	437
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	420	429
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	1,350	1,405
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,338	1,384
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	2,240	2,267

3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.751%	5/15/49	40	42
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	2,841	2,943
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	490	500
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	384
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	61
3,8	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	411	415
3,8	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	708
3,8	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	605
3,8	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	699	714
3	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	874	909
3	Morgan Stanley Capital I Trust 2015-
	UBS8	4.588%	12/15/48	350	360
3	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	400	397
3	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	813	792
3	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	940	968
3	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	143
3	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	195	200
3	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	440	470
3	Morgan Stanley Mortgage Loan Trust
	2006-8AR	4.399%	6/25/36	89	90
3,6,8	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	3.016%	9/25/24	839	837
3,8	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	885	878
3,6,8	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	3.336%	6/25/65	141	142
3,6,8	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.236%	3/25/66	571	574
3,8	Navient Student Loan Trust 2017-A	2.880%	12/16/58	440	435
3,6,8	Navient Student Loan Trust 2018-1, 1M
	USD LIBOR + 0.190%	2.675%	3/25/67	153	153
3,8	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	3,142	3,170
3,8	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	560	571
3,8	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	2,230	2,315
3,8	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	257	257
3,8	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,497
3,8	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	1,360	1,412
3,8	Navient Student Loan Trust 2019-B	3.390%	12/15/59	560	560
3,6	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.700%	3.209%	1/2/25	240	238
3,8	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	370
3	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	630	628
3	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	220	219
3	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	380	384
3	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	960	955

3	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	540	537
3	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	340	345
3	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	280	284
3,8	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	229
3,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	197
3,6,8	Pepper Residential Securities Trust
	2017A-A1UA, 1M USD LIBOR +
	1.100%	3.593%	3/10/58	123	123
3,6,8	Pepper Residential Securities Trust
	2018A-A1UA, 1M USD LIBOR +
	0.950%	3.443%	3/12/47	26	26
3,6,8	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.362%	1/16/60	1,028	1,026
3,6,8	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.488%	6/20/60	522	521
3,6,8	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.503%	8/18/60	400	400
3,6,8	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	3.167%	7/15/58	410	409
3,8	PFS Financing Corp. 2017-B	2.220%	7/15/22	530	526
3,6,8	PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.954%	10/15/21	820	820
3,8	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	845
3,8	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	372
3,6,8	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.436%	11/25/65	625	628
3,8	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	177	176
3,8	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	614	612
3,8	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	230
3,8	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	390	387
3,8	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	99
3,8	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	560	562
3,8	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
3,8	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	1,000	1,026
3	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	209	211
3,6,8	Resimac Premier Series 2014-1A, 3M
	USD LIBOR + 0.700%	3.297%	12/12/45	191	189
3,6,8	Resimac Premier Series 2016-1A, 1M
	USD LIBOR + 1.390%	3.883%	10/10/47	940	941
3,6,8	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	3.292%	11/10/49	829	827
3,6,8	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.332%	12/16/59	1,350	1,347
3,6,8	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.341%	4/10/50	134	133
3	RFMSI Series 2006-SA2 Trust	4.957%	8/25/36	262	224
3	RFMSI Series 2006-SA3 Trust	5.248%	9/25/36	80	72
3	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	356
3	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	101
3	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	330	329

3	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	105	105
3	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	150	150
3	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	39	39
3	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	460	460
3	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	920	918
3	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	400	400
3	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	840	842
3	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	1,390	1,413
3	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	780	789
3	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	1,250	1,272
3,8	Santander Retail Auto Lease Trust 2017-
	A	2.370%	1/20/22	180	179
3,8	Santander Retail Auto Lease Trust 2017-
	A	2.680%	1/20/22	140	139
3,8	Santander Retail Auto Lease Trust 2018-
	A	2.930%	5/20/21	890	892
3,8	Santander Retail Auto Lease Trust 2018-
	A	3.060%	4/20/22	310	311
3,8	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	270	271
3,8	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	620	622
3,8	SBA Tower Trust	3.156%	10/8/20	270	269
3,8	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	27	27
3,8	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	250	249
3,8	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	270	269
3,8	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	160	163
3,8	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	230	234
3,8	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	128	128
3,8	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	138	139
3,8	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	199	198
3,8	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	60	60
3,8	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	298
3,8	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	140
3,8	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	14	14
3,8	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	101
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	109
3,8	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	251	249
3,6,8	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	3.934%	2/17/32	230	235

3,6,8	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	3.584%	9/15/34	261	263
3,6,8	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	3.384%	9/15/34	291	292
3,8	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	490	486
3,8	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	1,450	1,471
3,8	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	770	789
3,8	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	1,010	1,032
3,8	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	178	177
3,8	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	223	220
3,8	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	144	142
3,6,8	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	3.436%	1/25/39	60	60
3,8	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	50	49
3,8	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	340	338
3,6,8	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	3.085%	7/25/40	36	36
3,8	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	200	198
3,8	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	504	500
3,8	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	250	248
3,8	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	436	433
3,8	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	310	308
3,8	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	591	588
3,8	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	390	387
3,8	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	780	786
3,8	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,600	1,635
3,8	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,150	1,177
§,3,8	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	520	520
3,8	Stack Infrastructure Issuer LLC 19-1A	4.540%	2/25/44	435	445
8	Stadshypotek AB	2.500%	4/5/22	410	408
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	980	998
3	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	200	199
3	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,135
3	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	280	278

3	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	355	353
3	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	607
3	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	910	905
3	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	290	288
3	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	380	378
3,8	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	206	210
3,8	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	285	298
3,8	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	349	367
3,8	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	428	427
3,8	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	3,608	3,647
3,8	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	360	364
3,8	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	230	233
3,8	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	419	419
3,8	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	130	130
3,8	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	140	141
3,8	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	100	102
3,8	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	664
8	Toronto-Dominion Bank	2.250%	3/15/21	60	60
3	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	70	69
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	2,800	2,790
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	190	189
3	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	360	365
3	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	840	847
3	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	360	365
3	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	190	192
3,8	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	1,320	1,307
3,8	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	1,500	1,506
3,8	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,550	1,557
3,8	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	740	778
3,8	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	83	83
3,8	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	1,055	1,076
3	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	30	31
3	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	280	287
3	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	167	172
3,8	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	615

3	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	223	224
3	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	150	152
3	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	50	51
3,8	Vantage Data Centers Issuer LLC	4.072%	2/16/43	396	400
3,8	Verizon Owner Trust 2016-2A	1.680%	5/20/21	625	623
3,8	Verizon Owner Trust 2017-2A	1.920%	12/20/21	1,240	1,233
3,8	Verizon Owner Trust 2017-3	2.060%	4/20/22	750	745
3,8	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	427
3,8	Verizon Owner Trust 2017-3	2.530%	4/20/22	490	486
3,8	Verizon Owner Trust 2018-1	2.820%	9/20/22	1,850	1,854
3,8	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	672
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	500	507
3	Verizon Owner Trust 2019-A	2.930%	9/20/23	1,120	1,127
3,8	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	299
3,8	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	274
3,8	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	81
3,8	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	61
3	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	530	535
3	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	220	223
3	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	220	225
3	WaMu Mortgage Pass-Through
	Certificates Series 2002-AR18 Trust	4.720%	1/25/33	6	6
3	WaMu Mortgage Pass-Through
	Certificates Series 2003-AR7 Trust	4.148%	8/25/33	8	8
3	WaMu Mortgage Pass-Through
	Certificates Series 2003-AR9 Trust	4.346%	9/25/33	11	12
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	697	699
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	165	170
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	768	808
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.287%	7/15/46	110	114
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,145
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	207
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	361
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	221
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	830	846
3	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	555	559
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	712	723

3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	1,990	2,034
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	1,418	1,463
3 Wells Fargo Commercial Mortgage Trust
2015-C29	4.225%	6/15/48	270	273
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	486	494
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	420	433
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	350	366
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.497%	9/15/58	270	278
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	899	940
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	275	290
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.543%	9/15/58	315	325
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	860	890
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	920	894
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	1,300	1,339
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	260	265
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	230	239
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	520	528
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	120	120
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	1,650	1,671
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	1,150	1,178
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	790	804
3 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	475	487
3 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	164	169
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,010	1,068
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.514%	3/15/51	80	81
3 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	580	619
3 Wells Fargo Commercial Mortgage Trust
2018-C47	4.365%	9/15/61	1,160	1,252
3 Wells Fargo Commercial Mortgage Trust
2018-C47	4.442%	9/15/61	920	1,005
3 Wells Fargo Commercial Mortgage Trust
2018-C48	4.245%	1/15/52	670	718

3	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	210	221
3	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	1,010	1,067
3	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.753%	10/25/36	137	130
3,8	Wendys Funding LLC 2015-1A	4.080%	6/15/45	145	146
3,8	Wendys Funding LLC 2015-1A	4.497%	6/15/45	145	149
3,8	Wendys Funding LLC 2018-1	3.573%	3/15/48	158	156
3,8	Wendys Funding LLC 2018-1	3.884%	3/15/48	237	236
3,8	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	875	905
3,8	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	274	281
3	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	265	265
3	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	274	279
3	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	135	138
3	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	102	103
3	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	584	584
3	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	70	70
3	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	50	50
3	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	434	442
3	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	355	372
3	WFRBS Commercial Mortgage Trust
	2013-C16	4.415%	9/15/46	350	372
3	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	79	81
3	WFRBS Commercial Mortgage Trust
	2013-C17	4.023%	12/15/46	230	241
3	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	153	156
3	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	665	701
3	WFRBS Commercial Mortgage Trust
	2013-C18	4.698%	12/15/46	140	150
3	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	780	814
3	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	530	558
3	WFRBS Commercial Mortgage Trust
	2014-C20	3.995%	5/15/47	965	1,012
3	WFRBS Commercial Mortgage Trust
	2014-C20	4.378%	5/15/47	280	290
3	WFRBS Commercial Mortgage Trust
	2014-C20	4.513%	5/15/47	90	89
3	WFRBS Commercial Mortgage Trust
	2014-C21	3.410%	8/15/47	30	31
3	WFRBS Commercial Mortgage Trust
	2014-C21	3.678%	8/15/47	985	1,019

3	WFRBS Commercial Mortgage Trust
	2014-C21	3.891%	8/15/47	170	173
3	WFRBS Commercial Mortgage Trust
	2014-C21	4.234%	8/15/47	300	303
3	WFRBS Commercial Mortgage Trust
	2014-C23	3.650%	10/15/57	540	556
3	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	340	356
3	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	515	531
3	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	60	62
3	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	1,190	1,250
3	World Omni Auto Receivables Trust 2016-
	B	1.300%	2/15/22	217	215
3	World Omni Auto Receivables Trust 2018-
	A	2.730%	2/15/24	410	412
3	World Omni Auto Receivables Trust 2018-
	A	2.890%	4/15/25	220	221
3	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	130	133
3	World Omni Auto Receivables Trust 2019-
	A	3.220%	6/16/25	230	233
3	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	610	611
3	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	690	693
3	World Omni Automobile Lease
	Securitization Trust 2019-B	3.240%	7/15/24	150	151
3,8	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	410	414
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $403,738)					407,501
Corporate Bonds (53.1%)
Finance (24.5%)
	Banking (21.5%)
8	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,620
	American Express Co.	2.200%	10/30/20	3,930	3,900
	American Express Co.	3.700%	11/5/21	2,050	2,095
	American Express Co.	3.700%	8/3/23	3,755	3,847
	American Express Credit Corp.	2.200%	3/3/20	1,045	1,040
	American Express Credit Corp.	2.250%	5/5/21	218	217
8	ANZ New Zealand International Ltd.	2.200%	7/17/20	725	718
8	ASB Bank Ltd.	3.750%	6/14/23	760	776
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	1,085	1,076
6,9	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	1.930%	3.740%	6/25/24	290	206
6,9	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	2.700%	4.650%	5/17/26	250	183
8	Banco Santander Chile	2.500%	12/15/20	2,060	2,046
	Bank of America Corp.	2.625%	10/19/20	1,082	1,079
	Bank of America Corp.	2.625%	4/19/21	2,700	2,689
3	Bank of America Corp.	2.369%	7/21/21	4,715	4,688
3	Bank of America Corp.	2.328%	10/1/21	4,595	4,553

3	Bank of America Corp.	3.124%	1/20/23	1,035	1,039
	Bank of America Corp.	3.004%	12/20/23	1,623	1,616
	Bank of America Corp.	4.125%	1/22/24	205	215
3	Bank of America Corp.	3.550%	3/5/24	2,920	2,964
	Bank of Montreal	2.900%	3/26/22	3,570	3,579
	Bank of Montreal	3.300%	2/5/24	2,650	2,679
	Bank of New York Mellon Corp.	2.050%	5/3/21	334	330
	Bank of New York Mellon Corp.	3.450%	8/11/23	980	1,005
	Bank of Nova Scotia	2.228%	12/11/19	6,170	6,151
	Bank of Nova Scotia	2.500%	1/8/21	945	942
	Bank of Nova Scotia	4.375%	1/13/21	290	299
	Bank of Nova Scotia	3.400%	2/11/24	1,395	1,417
8	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	1,075	1,066
8	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	1,255	1,244
10	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	647
8	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	2,400	2,373
8	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,670	1,711
	BB&T Corp.	3.050%	6/20/22	1,420	1,431
	BB&T Corp.	3.750%	12/6/23	970	1,006
9	BPCE SA	3.500%	4/24/20	700	503
6,9	BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	3.381%	4/24/20	430	307
	Branch Banking & Trust Co.	2.100%	1/15/20	500	498
	Branch Banking & Trust Co.	2.250%	6/1/20	2,160	2,147
	Branch Banking & Trust Co.	2.625%	1/15/22	2,540	2,540
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	855	853
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	2,465	2,524
	Capital One Financial Corp.	3.050%	3/9/22	640	644
	Capital One NA	2.250%	9/13/21	450	443
	Citibank NA	2.100%	6/12/20	1,610	1,600
	Citibank NA	2.125%	10/20/20	5,375	5,331
	Citibank NA	2.850%	2/12/21	6,790	6,816
	Citigroup Inc.	2.450%	1/10/20	635	634
	Citigroup Inc.	2.650%	10/26/20	1,700	1,698
	Citigroup Inc.	2.700%	3/30/21	325	325
	Citigroup Inc.	2.750%	4/25/22	1,610	1,606
10	Citigroup Inc.	2.750%	1/24/24	470	629
3	Citigroup Inc.	4.044%	6/1/24	1,270	1,310
	Citizens Bank NA	3.250%	2/14/22	1,125	1,135
	Comerica Inc.	3.700%	7/31/23	1,425	1,464
	Commonwealth Bank of Australia	2.300%	3/12/20	510	508
	Commonwealth Bank of Australia	2.400%	11/2/20	700	696
8	Commonwealth Bank of Australia	2.750%	3/10/22	1,625	1,622
8	Commonwealth Bank of Australia	2.500%	9/18/22	1,862	1,837
8	Commonwealth Bank of Australia	3.450%	3/16/23	1,413	1,436
8	Commonwealth Bank of Australia	3.350%	6/4/24	1,000	1,015
6,9	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	4.531%	6/3/26	100	73
	Compass Bank	2.875%	6/29/22	1,830	1,812
9	Cooperatieve Rabobank UA	5.000%	7/2/20	300	218
	Cooperatieve Rabobank UA	2.750%	1/10/23	800	793
8	Cooperatieve Rabobank UA	3.875%	9/26/23	2,000	2,055
6,9	Cooperatieve Rabobank UA, 3M
	Australian Bank Bill Rate + 2.500%	4.583%	7/2/25	400	288
3,8	Credit Suisse Group AG	4.207%	6/12/24	2,000	2,045
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	330	331

11	Credit Suisse Group Funding Guernsey
	Ltd.	1.250%	4/14/22	500	576
8	Danske Bank A/S	2.750%	9/17/20	572	565
11	Danske Bank A/S	0.500%	5/6/21	991	1,118
8	Danske Bank A/S	2.000%	9/8/21	600	579
8	Danske Bank A/S	5.000%	1/12/22	700	717
8	Danske Bank A/S	3.875%	9/12/23	1,000	983
	Deutsche Bank AG	3.150%	1/22/21	1,560	1,537
8	DNB Bank ASA	2.125%	10/2/20	1,770	1,753
8	DNB Bank ASA	2.375%	6/2/21	1,035	1,023
8	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	2,155	2,137
	Fifth Third Bancorp	3.650%	1/25/24	900	922
	Fifth Third Bank	2.200%	10/30/20	1,050	1,042
	Fifth Third Bank	2.250%	6/14/21	686	677
	Fifth Third Bank	2.875%	10/1/21	210	210
	First Republic Bank	2.500%	6/6/22	1,920	1,903
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,970	2,959
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,590	2,590
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,705	6,669
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,333	8,342
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,305	2,293
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,085
	Goldman Sachs Group Inc.	5.750%	1/24/22	1,852	1,986
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,560	1,555
3	Goldman Sachs Group Inc.	2.876%	10/31/22	1,533	1,519
3	Goldman Sachs Group Inc.	2.908%	6/5/23	550	544
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,842
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	3.079%	8/26/20	540	385
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	3.230%	9/8/21	520	372
	HSBC Bank USA NA	4.875%	8/24/20	728	747
	HSBC Holdings plc	2.950%	5/25/21	2,065	2,068
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,721
3	HSBC Holdings plc	3.262%	3/13/23	2,685	2,693
	HSBC Holdings plc	3.600%	5/25/23	230	234
3,10	HSBC Holdings plc	2.175%	6/27/23	305	399
3	HSBC Holdings plc	3.033%	11/22/23	3,115	3,089
3	HSBC Holdings plc	3.950%	5/18/24	1,855	1,887
3	HSBC Holdings plc	3.803%	3/11/25	3,285	3,333
3,10	HSBC Holdings plc	3.000%	7/22/28	210	282
	HSBC USA Inc.	2.750%	8/7/20	1,365	1,366
	Huntington National Bank	2.375%	3/10/20	1,325	1,321
	Huntington National Bank	2.875%	8/20/20	819	820
	Huntington National Bank	2.500%	8/7/22	1,460	1,439
	Huntington National Bank	3.550%	10/6/23	1,160	1,186
8	ICICI Bank Ltd.	4.800%	5/22/19	200	200
8	ING Bank NV	2.700%	8/17/20	93	93
6	Intesa Sanpaolo SPA, 3M USD LIBOR +
	0.630%	3.403%	7/17/19	3,255	3,255
	JPMorgan Chase & Co.	2.250%	1/23/20	1,602	1,596
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,873
	JPMorgan Chase & Co.	4.250%	10/15/20	639	654
	JPMorgan Chase & Co.	2.550%	10/29/20	2,957	2,949
	JPMorgan Chase & Co.	2.550%	3/1/21	3,031	3,023
	JPMorgan Chase & Co.	4.500%	1/24/22	500	523

3	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,522
	JPMorgan Chase & Co.	3.250%	9/23/22	1,415	1,437
	JPMorgan Chase & Co.	2.972%	1/15/23	2,236	2,238
3	JPMorgan Chase & Co.	2.776%	4/25/23	2,965	2,946
	JPMorgan Chase & Co.	2.700%	5/18/23	409	405
3	JPMorgan Chase & Co.	3.559%	4/23/24	2,205	2,240
3	JPMorgan Chase & Co.	4.023%	12/5/24	775	802
	KeyBank NA	2.500%	11/22/21	250	249
	KeyBank NA	2.300%	9/14/22	420	414
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,477
3	Lloyds Banking Group plc	2.907%	11/7/23	1,800	1,755
9	Lloyds Banking Group plc	4.000%	3/7/25	190	138
	Macquarie Bank Ltd.	6.625%	4/7/21	170	181
3	Macquarie Group Ltd.	3.189%	11/28/23	460	454
3,8	Macquarie Group Ltd.	3.189%	11/28/23	180	178
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	843
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	671
6	Manufacturers & Traders Trust Co., 3M
	USD LIBOR + 0.640%	3.266%	12/1/21	245	244
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	983	985
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	535	543
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	470	461
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,805	2,826
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,947	3,907
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,645	5,801
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,665	1,686
8	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	757
	Mizuho Bank Ltd.	2.340%	12/4/19	4,605	4,597
	Mizuho Financial Group Inc.	2.273%	9/13/21	460	452
	Mizuho Financial Group Inc.	2.953%	2/28/22	715	714
	Morgan Stanley	2.650%	1/27/20	1,122	1,121
	Morgan Stanley	2.800%	6/16/20	1,244	1,246
	Morgan Stanley	2.625%	11/17/21	4,697	4,668
	Morgan Stanley	2.750%	5/19/22	1,515	1,508
	Morgan Stanley	3.125%	1/23/23	2,905	2,916
8	MUFG Bank Ltd.	2.300%	3/5/20	1,840	1,832
8	MUFG Bank Ltd.	2.750%	9/14/20	1,557	1,554
	MUFG Union Bank NA	3.150%	4/1/22	3,350	3,377
	National Bank of Canada	2.200%	11/2/20	3,765	3,736
3,8	Nationwide Building Society	3.766%	3/8/24	200	199
11	NIBC Bank NV	1.500%	1/31/22	280	319
10	NIBC Bank NV	3.125%	11/15/23	400	525
8	Nordea Bank AB	3.750%	8/30/23	1,300	1,312
3	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	402
	PNC Bank NA	2.300%	6/1/20	364	362
	PNC Bank NA	2.600%	7/21/20	1,135	1,133
	PNC Bank NA	2.450%	11/5/20	439	437
	PNC Bank NA	2.150%	4/29/21	352	349
	PNC Bank NA	2.550%	12/9/21	535	534
	PNC Bank NA	2.625%	2/17/22	4,309	4,311
	PNC Funding Corp.	5.125%	2/8/20	180	184
	Regions Financial Corp.	2.750%	8/14/22	225	223
	Royal Bank of Canada	2.150%	10/26/20	3,432	3,416
	Royal Bank of Canada	3.700%	10/5/23	1,005	1,040
3	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,200	1,213
	Santander Holdings USA Inc.	3.700%	3/28/22	1,495	1,512
	Santander Holdings USA Inc.	3.400%	1/18/23	1,310	1,307

3	Santander UK Group Holdings plc	3.373%	1/5/24	1,420	1,393
3	Santander UK Group Holdings plc	4.796%	11/15/24	820	845
	Santander UK plc	3.750%	11/15/21	1,250	1,274
8	Santander UK plc	5.000%	11/7/23	350	358
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	2,755	2,752
6	Sumitomo Mitsui Banking Corp., 3M USD
	LIBOR + 0.370%	3.149%	10/16/20	2,060	2,060
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,170	1,156
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,050	1,043
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	680	675
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,185	1,216
6,9	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	3.041%	3/29/22	782	556
3	SunTrust Bank	3.525%	10/26/21	1,400	1,410
	SunTrust Bank	2.450%	8/1/22	1,365	1,348
	SunTrust Bank	3.200%	4/1/24	2,525	2,547
	SunTrust Banks Inc.	2.900%	3/3/21	405	406
	SunTrust Banks Inc.	2.700%	1/27/22	1,460	1,457
	Svenska Handelsbanken AB	2.450%	3/30/21	1,550	1,540
	Svenska Handelsbanken AB	1.875%	9/7/21	855	837
	Svenska Handelsbanken AB	3.900%	11/20/23	1,225	1,275
	Synchrony Bank	3.000%	6/15/22	745	736
	Synchrony Financial	3.000%	8/15/19	1,723	1,723
	Toronto-Dominion Bank	3.150%	9/17/20	3,730	3,767
	Toronto-Dominion Bank	3.250%	6/11/21	7,415	7,499
	Toronto-Dominion Bank	3.500%	7/19/23	3,200	3,293
8	UBS AG	2.450%	12/1/20	5,275	5,250
8	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,250	1,250
8	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	951	940
8	UBS Group Funding Switzerland AG	3.491%	5/23/23	1,495	1,503
3,8	UBS Group Funding Switzerland AG	2.859%	8/15/23	817	805
3,11	UBS Group Funding Switzerland AG	1.250%	4/17/25	300	341
3	United Overseas Bank Ltd.	3.750%	9/19/24	400	401
	US Bancorp	3.375%	2/5/24	1,700	1,737
	US Bank NA	2.050%	10/23/20	1,799	1,786
	US Bank NA	3.450%	11/16/21	1,225	1,251
§,12	Washington Mutual Bank / Debt not
	acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	697
	Wells Fargo & Co.	2.100%	7/26/21	1,170	1,153
	Wells Fargo & Co.	2.625%	7/22/22	4,860	4,825
	Wells Fargo & Co.	3.750%	1/24/24	2,525	2,596
6,9	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.320%	3.394%	7/27/21	300	215
	Wells Fargo Bank NA	2.400%	1/15/20	615	613
	Wells Fargo Bank NA	2.600%	1/15/21	1,400	1,396
3	Wells Fargo Bank NA	3.325%	7/23/21	7,985	8,036
	Wells Fargo Bank NA	3.625%	10/22/21	4,200	4,281
	Wells Fargo Bank NA	3.550%	8/14/23	1,960	2,012
	Westpac Banking Corp.	2.600%	11/23/20	205	204
	Westpac Banking Corp.	2.100%	5/13/21	221	218
	Westpac Banking Corp.	2.000%	8/19/21	5,400	5,298
	Westpac Banking Corp.	2.750%	1/11/23	4,210	4,186
	Westpac Banking Corp.	3.300%	2/26/24	1,960	1,981
6,9	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	4.960%	3/10/26	200	147

	Zions Bancorp NA	3.500%	8/27/21	1,420	1,435

	Brokerage (0.2%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,006
11	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	475	542
	Franklin Resources Inc.	2.800%	9/15/22	400	398
	Invesco Finance plc	3.125%	11/30/22	1,000	1,000
	Legg Mason Inc.	2.700%	7/15/19	140	140
§,12	Lehman Brothers Holdings E-Capital Trust
	I	3.589%	8/19/65	210	—
	Stifel Financial Corp.	3.500%	12/1/20	405	407
	TD Ameritrade Holding Corp.	2.950%	4/1/22	200	202

	Finance Companies (0.2%)
	Air Lease Corp.	3.500%	1/15/22	1,505	1,519
9	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	1,150	843
8	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	436

	Insurance (1.5%)
	Aflac Inc.	3.625%	6/15/23	80	83
8	AIG Global Funding	2.150%	7/2/20	365	362
8	AIG Global Funding	2.700%	12/15/21	315	311
	Alleghany Corp.	5.625%	9/15/20	210	218
	American International Group Inc.	2.300%	7/16/19	142	142
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	311	325
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	52
	AXIS Specialty Finance plc	2.650%	4/1/19	350	350
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	876
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	125
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,156	1,164
	Centene Corp.	6.125%	2/15/24	355	372
	Chubb INA Holdings Inc.	2.300%	11/3/20	503	500
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	139
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	370	369
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	83
8	MassMutual Global Funding II	1.950%	9/22/20	1,070	1,060
8	MassMutual Global Funding II	2.500%	10/17/22	395	392
8	MassMutual Global Funding II	2.750%	6/22/24	300	295
8	Metropolitan Life Global Funding I	2.300%	4/10/19	535	535
8	Metropolitan Life Global Funding I	1.550%	9/13/19	450	448
8	Metropolitan Life Global Funding I	1.950%	9/15/21	465	456
8	Metropolitan Life Global Funding I	3.450%	10/9/21	2,185	2,203
8	Metropolitan Life Global Funding I	3.600%	1/11/24	830	855
8	New York Life Global Funding	1.950%	2/11/20	430	427
10	Pension Insurance Corp. plc	8.000%	11/23/26	340	511
8	Pricoa Global Funding I	2.550%	11/24/20	235	234
8	Pricoa Global Funding I	2.200%	6/3/21	260	256
8	Principal Life Global Funding II	2.204%	12/11/19	5,390	5,363
8	Principal Life Global Funding II	2.200%	4/8/20	685	682
	Progressive Corp.	3.750%	8/23/21	535	546
8	Protective Life Global Funding	2.700%	11/25/20	1,300	1,297
	Prudential Financial Inc.	7.375%	6/15/19	255	258
	Prudential Financial Inc.	4.500%	11/16/21	300	313
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	516
8	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,250
8	Reliance Standard Life Global Funding II	2.375%	5/4/20	435	432

8	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	205
8	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,020	1,041
8	Swiss Re Treasury US Corp.	2.875%	12/6/22	1,026	1,011
	Travelers Cos. Inc.	5.900%	6/2/19	70	70
	Travelers Cos. Inc.	3.900%	11/1/20	105	107
	UnitedHealth Group Inc.	4.700%	2/15/21	250	259
	UnitedHealth Group Inc.	3.500%	2/15/24	450	464

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	713
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	360	373
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,117
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	187
	Brixmor Operating Partnership LP	3.875%	8/15/22	575	583
	Brixmor Operating Partnership LP	3.650%	6/15/24	580	575
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	145
	Camden Property Trust	2.950%	12/15/22	290	290
	Camden Property Trust	4.875%	6/15/23	410	439
	Camden Property Trust	4.250%	1/15/24	328	344
	Camden Property Trust	3.500%	9/15/24	45	46
	Digital Realty Trust LP	3.400%	10/1/20	706	710
	Digital Realty Trust LP	3.950%	7/1/22	840	864
	ERP Operating LP	2.375%	7/1/19	125	125
	ERP Operating LP	4.750%	7/15/20	53	54
	Federal Realty Investment Trust	2.550%	1/15/21	449	445
	Federal Realty Investment Trust	3.000%	8/1/22	1,000	999
	Federal Realty Investment Trust	2.750%	6/1/23	200	197
11	GELF Bond Issuer I SA	1.750%	11/22/21	900	1,043
	HCP Inc.	2.625%	2/1/20	295	294
	HCP Inc.	4.000%	12/1/22	150	154
	HCP Inc.	4.250%	11/15/23	180	187
	HCP Inc.	4.200%	3/1/24	195	202
	HCP Inc.	3.400%	2/1/25	280	278
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	205	206
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	365	361
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	322
	Highwoods Realty LP	3.200%	6/15/21	250	249
	Liberty Property LP	4.750%	10/1/20	260	265
	Realty Income Corp.	5.750%	1/15/21	95	99
	Realty Income Corp.	3.250%	10/15/22	1,570	1,598
	Realty Income Corp.	3.875%	4/15/25	485	501
	Senior Housing Properties Trust	3.250%	5/1/19	850	850
	Simon Property Group LP	4.375%	3/1/21	175	180
	Simon Property Group LP	4.125%	12/1/21	822	850
	Simon Property Group LP	2.350%	1/30/22	295	292
	Simon Property Group LP	3.375%	3/15/22	328	333
	Ventas Realty LP	3.500%	2/1/25	80	80
	VEREIT Operating Partnership LP	4.625%	11/1/25	1,790	1,843
	Welltower Inc.	3.950%	9/1/23	855	887
	Welltower Inc.	3.625%	3/15/24	565	575
					428,504
Industrial (24.3%)
	Basic Industry (1.1%)
8	Air Liquide Finance SA	1.375%	9/27/19	1,120	1,112
8	Air Liquide Finance SA	1.750%	9/27/21	2,830	2,760
8	Air Liquide Finance SA	2.250%	9/27/23	215	209
	Airgas Inc.	2.375%	2/15/20	370	368

8	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,610	1,651
	DowDuPont Inc.	3.766%	11/15/20	695	707
	DowDuPont Inc.	4.205%	11/15/23	3,065	3,207
	Eastman Chemical Co.	3.600%	8/15/22	575	586
	EI du Pont de Nemours & Co.	2.200%	5/1/20	3,955	3,940
9	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	72
	International Flavors & Fragrances Inc.	3.400%	9/25/20	440	443
	Nutrien Ltd.	6.500%	5/15/19	350	351
	Nutrien Ltd.	4.875%	3/30/20	175	178
	Nutrien Ltd.	3.150%	10/1/22	145	145
	Nutrien Ltd.	3.500%	6/1/23	55	56
	Nutrien Ltd.	3.625%	3/15/24	930	940
	Vale Overseas Ltd.	6.250%	8/10/26	190	207
11	Vale SA	3.750%	1/10/23	200	238
	WestRock MWV LLC	7.375%	9/1/19	590	601
	WestRock RKT Co.	4.900%	3/1/22	70	73
	WestRock RKT Co.	4.000%	3/1/23	550	562

	Capital Goods (0.8%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	700	712
	Ball Corp.	4.000%	11/15/23	155	156
	Boeing Co.	2.125%	3/1/22	305	300
	Boeing Co.	1.875%	6/15/23	500	481
	Boeing Co.	2.800%	3/1/24	565	564
	Boeing Co.	2.850%	10/30/24	245	244
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	242
	Caterpillar Financial Services Corp.	2.850%	6/1/22	125	126
	Caterpillar Financial Services Corp.	2.400%	6/6/22	655	650
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	558
8	CFX Escrow Corp.	6.000%	2/15/24	200	208
	CNH Industrial Capital LLC	3.375%	7/15/19	395	394
	CNH Industrial Capital LLC	4.875%	4/1/21	95	97
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	211
	Embraer Overseas Ltd.	5.696%	9/16/23	37	40
	Embraer SA	5.150%	6/15/22	610	633
8	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	555	556
	Johnson Controls International plc	5.000%	3/30/20	550	561
	Johnson Controls International plc	4.250%	3/1/21	590	603
	Johnson Controls International plc	3.750%	12/1/21	1,035	1,048
11	Johnson Controls International plc	1.000%	9/15/23	805	911
	Johnson Controls International plc	3.625%	7/2/24	325	329
11	Johnson Controls International plc	1.375%	2/25/25	340	384
	L3 Technologies Inc.	4.950%	2/15/21	710	730
	L3 Technologies Inc.	3.850%	6/15/23	640	658
	Raytheon Co.	4.400%	2/15/20	55	56
	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	5.750%	10/15/20	133	133
	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu	6.875%	2/15/21	255	255
6,8	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	6.287%	7/15/21	410	411
	Spirit AeroSystems Inc.	3.950%	6/15/23	1,505	1,528
	Textron Inc.	7.250%	10/1/19	300	306

United Rentals North America Inc.	4.625%	7/15/23	547	557
United Rentals North America Inc.	4.625%	10/15/25	95	94
United Rentals North America Inc.	5.500%	5/15/27	44	44
United Rentals North America Inc.	4.875%	1/15/28	50	48

Communication (3.1%)
America Movil SAB de CV	5.000%	10/16/19	500	506
America Movil SAB de CV	5.000%	3/30/20	1,610	1,640
AT&T Inc.	4.450%	5/15/21	400	412
AT&T Inc.	3.800%	3/15/22	335	344
CBS Corp.	2.900%	6/1/23	405	399
CC Holdings GS V LLC / Crown Castle
GS III Corp.	3.849%	4/15/23	100	102
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	1,812	1,871
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	4,630	4,817
Comcast Corp.	3.450%	10/1/21	345	351
Comcast Corp.	3.700%	4/15/24	2,875	2,971
8 Cox Communications Inc.	3.150%	8/15/24	725	722
Crown Castle International Corp.	3.400%	2/15/21	900	907
Crown Castle International Corp.	4.875%	4/15/22	200	211
Crown Castle International Corp.	5.250%	1/15/23	1,253	1,346
Crown Castle International Corp.	3.150%	7/15/23	702	701
Crown Castle International Corp.	3.200%	9/1/24	1,730	1,714
Discovery Communications LLC	2.200%	9/20/19	685	683
8 Discovery Communications LLC	2.750%	11/15/19	450	449
8 Discovery Communications LLC	2.800%	6/15/20	815	810
Discovery Communications LLC	4.375%	6/15/21	195	200
Discovery Communications LLC	3.300%	5/15/22	280	281
Discovery Communications LLC	2.950%	3/20/23	440	436
Discovery Communications LLC	3.800%	3/13/24	555	563
8 Discovery Communications LLC	3.900%	11/15/24	252	255
8 Fox Corp.	4.030%	1/25/24	1,140	1,181
Interpublic Group of Cos. Inc.	3.500%	10/1/20	440	443
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,837
Interpublic Group of Cos. Inc.	4.200%	4/15/24	200	205
8 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,126	2,125
NBCUniversal Media LLC	5.150%	4/30/20	685	703
NBCUniversal Media LLC	4.375%	4/1/21	1,415	1,460
NBCUniversal Media LLC	2.875%	1/15/23	1,807	1,812
Omnicom Group Inc. / Omnicom Capital
Inc.	6.250%	7/15/19	125	126
Omnicom Group Inc. / Omnicom Capital
Inc.	3.625%	5/1/22	1,300	1,320
Qwest Corp.	6.750%	12/1/21	530	563
8 Sirius XM Radio Inc.	6.000%	7/15/24	525	544
8 Sky Ltd.	2.625%	9/16/19	300	299
8 Sky plc	3.125%	11/26/22	300	302
8 Sky plc	3.750%	9/16/24	200	208
T-Mobile USA Inc.	6.000%	3/1/23	640	658
T-Mobile USA Inc.	6.500%	1/15/24	290	301
T-Mobile USA Inc.	4.500%	2/1/26	200	200
9 Telstra Corp. Ltd.	7.750%	7/15/20	400	304
Time Warner Cable LLC	8.250%	4/1/19	555	555

	Verizon Communications Inc.	2.946%	3/15/22	1,925	1,931
	Verizon Communications Inc.	3.125%	3/16/22	2,255	2,275
	Verizon Communications Inc.	2.450%	11/1/22	100	99
	Verizon Communications Inc.	5.150%	9/15/23	4,499	4,948
	Verizon Communications Inc.	4.150%	3/15/24	300	317
	Verizon Communications Inc.	3.500%	11/1/24	2,005	2,049
	Verizon Communications Inc.	3.376%	2/15/25	760	771
	Viacom Inc.	4.500%	3/1/21	425	436
	Viacom Inc.	3.875%	12/15/21	375	381
	Viacom Inc.	4.250%	9/1/23	2,540	2,630
8	Walt Disney Co.	3.000%	9/15/22	710	718

	Consumer Cyclical (3.4%)
8	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	760	763
	Alibaba Group Holding Ltd.	2.500%	11/28/19	141	141
8	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,624
	American Axle & Manufacturing Inc.	7.750%	11/15/19	72	74
	American Axle & Manufacturing Inc.	6.625%	10/15/22	260	267
	American Honda Finance Corp.	1.950%	7/20/20	360	357
	American Honda Finance Corp.	2.450%	9/24/20	415	414
	American Honda Finance Corp.	3.375%	12/10/21	2,900	2,946
11	American Honda Finance Corp.	0.350%	8/26/22	960	1,083
	American Honda Finance Corp.	3.450%	7/14/23	720	737
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,105
	AutoZone Inc.	2.875%	1/15/23	115	114
8	BMW US Capital LLC	3.250%	8/14/20	1,500	1,510
8	BMW US Capital LLC	3.100%	4/12/21	100	101
8	BMW US Capital LLC	3.450%	4/12/23	1,545	1,574
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	319
9	Ford Motor Credit Co. LLC	3.588%	6/2/20	538	383
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	442
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	210
	Ford Motor Credit Co. LLC	5.584%	3/18/24	1,500	1,519
	General Motors Co.	4.875%	10/2/23	540	561
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	700
	General Motors Financial Co. Inc.	2.450%	11/6/20	150	148
	General Motors Financial Co. Inc.	3.700%	11/24/20	1,720	1,735
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,110
	General Motors Financial Co. Inc.	3.200%	7/6/21	1,695	1,687
	General Motors Financial Co. Inc.	4.375%	9/25/21	1,660	1,695
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,223
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	350
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	99
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	482
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	473
	General Motors Financial Co. Inc.	4.250%	5/15/23	460	467
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	101
	General Motors Financial Co. Inc.	5.100%	1/17/24	850	883
	General Motors Financial Co. Inc.	3.950%	4/13/24	250	247
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,800	1,741
	General Motors Financial Co. Inc.	4.350%	4/9/25	350	349
8	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,600	1,592
8	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	2,080	2,063
8	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,745	1,720
8	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	153
8	Harley-Davidson Financial Services Inc.	4.050%	2/4/22	1,330	1,345
8	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,055	1,020

8	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	395	388
	Lowe's Cos. Inc.	1.150%	4/15/19	295	295
	Lowe's Cos. Inc.	4.625%	4/15/20	360	364
	Macy's Retail Holdings Inc.	3.450%	1/15/21	360	360
	Mastercard Inc.	2.000%	4/1/19	225	225
8	Nissan Motor Acceptance Corp.	1.550%	9/13/19	60	60
8	Nissan Motor Acceptance Corp.	2.550%	3/8/21	160	158
8	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	343
8	Nissan Motor Acceptance Corp.	3.650%	9/21/21	750	755
8	Nissan Motor Acceptance Corp.	2.600%	9/28/22	100	97
8	Nissan Motor Acceptance Corp.	3.875%	9/21/23	1,825	1,856
	PACCAR Financial Corp.	2.500%	8/14/20	70	70
	TJX Cos. Inc.	2.750%	6/15/21	290	291
	Toyota Motor Corp.	3.183%	7/20/21	1,400	1,419
	Toyota Motor Credit Corp.	2.125%	7/18/19	2,425	2,421
	Toyota Motor Credit Corp.	2.200%	1/10/20	1,345	1,341
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	89
	Toyota Motor Credit Corp.	2.750%	5/17/21	290	291
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	100
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,827
8	Volkswagen Group of America Finance
	LLC	3.875%	11/13/20	2,505	2,535
8	Volkswagen Group of America Finance
	LLC	4.000%	11/12/21	1,285	1,310
	Walmart Inc.	3.400%	6/26/23	275	284

	Consumer Noncyclical (5.9%)
	AbbVie Inc.	2.300%	5/14/21	1,500	1,483
	AbbVie Inc.	3.375%	11/14/21	675	684
	AbbVie Inc.	2.900%	11/6/22	2,280	2,275
	AbbVie Inc.	3.200%	11/6/22	623	629
	AbbVie Inc.	2.850%	5/14/23	100	99
	Altria Group Inc.	9.250%	8/6/19	1,714	1,749
	Altria Group Inc.	3.490%	2/14/22	4,250	4,317
	Altria Group Inc.	3.800%	2/14/24	1,415	1,440
	AmerisourceBergen Corp.	3.500%	11/15/21	300	303
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	700	708
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	615
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	4,900	5,105
	BAT Capital Corp.	2.297%	8/14/20	1,520	1,505
	BAT Capital Corp.	3.222%	8/15/24	1,665	1,629
8	BAT International Finance plc	2.750%	6/15/20	200	199
11	BAT International Finance plc	4.875%	2/24/21	360	439
10	BAT International Finance plc	1.750%	7/5/21	420	546
11	BAT International Finance plc	3.625%	11/9/21	550	667
8	Bausch Health Cos. Inc.	6.500%	3/15/22	80	83
	Baxalta Inc.	3.600%	6/23/22	100	101
	Baxter International Inc.	1.700%	8/15/21	600	583
	Becton Dickinson & Co.	3.125%	11/8/21	900	901
	Becton Dickinson & Co.	2.894%	6/6/22	200	198
	Biogen Inc.	3.625%	9/15/22	1,245	1,265
	Boston Scientific Corp.	3.450%	3/1/24	835	851
	Campbell Soup Co.	3.650%	3/15/23	1,300	1,319
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	100	103
	Celgene Corp.	2.250%	8/15/21	300	295
	Celgene Corp.	3.250%	8/15/22	250	252
	Celgene Corp.	3.550%	8/15/22	300	305

8	Cigna Corp.	3.200%	9/17/20	1,375	1,382
8	Cigna Corp.	3.750%	7/15/23	200	205
11	Coca-Cola Co.	0.125%	9/22/22	1,300	1,464
	Conagra Brands Inc.	4.950%	8/15/20	61	63
	CVS Health Corp.	2.800%	7/20/20	2,726	2,723
	CVS Health Corp.	3.350%	3/9/21	2,100	2,118
	CVS Health Corp.	2.125%	6/1/21	1,525	1,499
	CVS Health Corp.	3.500%	7/20/22	1,000	1,013
	CVS Health Corp.	3.700%	3/9/23	9,920	10,072
	Express Scripts Holding Co.	2.600%	11/30/20	1,100	1,097
	Express Scripts Holding Co.	4.750%	11/15/21	814	849
	Express Scripts Holding Co.	3.900%	2/15/22	965	989
	Express Scripts Holding Co.	3.050%	11/30/22	100	100
	Express Scripts Holding Co.	3.000%	7/15/23	1,200	1,193
	Express Scripts Holding Co.	3.500%	6/15/24	1,000	1,006
9	FBG Finance Pty Ltd.	3.750%	8/7/20	510	368
	Gilead Sciences Inc.	1.850%	9/20/19	715	712
	Gilead Sciences Inc.	4.400%	12/1/21	205	213
	Gilead Sciences Inc.	3.250%	9/1/22	192	196
	Gilead Sciences Inc.	2.500%	9/1/23	425	420
	Gilead Sciences Inc.	3.700%	4/1/24	1,000	1,033
	GlaxoSmithKline Capital plc	2.875%	6/1/22	6,700	6,739
8	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	308
	HCA Inc.	6.500%	2/15/20	545	561
	HCA Inc.	5.000%	3/15/24	1,970	2,088
8	Hologic Inc.	4.375%	10/15/25	350	347
8	Keurig Dr Pepper Inc.	3.551%	5/25/21	2,555	2,583
	Kroger Co.	6.150%	1/15/20	350	359
	Kroger Co.	2.600%	2/1/21	950	945
	Kroger Co.	2.950%	11/1/21	790	791
	Kroger Co.	2.800%	8/1/22	400	397
	McCormick & Co. Inc.	2.700%	8/15/22	100	99
11	Medtronic Global Holdings SCA	0.000%	3/7/21	2,920	3,278
8	Pernod Ricard SA	5.750%	4/7/21	150	158
8	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,950	1,918
8	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,695	3,626
	Reynolds American Inc.	8.125%	6/23/19	1,306	1,320
	Reynolds American Inc.	4.000%	6/12/22	1,458	1,486
	Shire Acquisitions Investments Ireland
	DAC	1.900%	9/23/19	1,990	1,979
	Shire Acquisitions Investments Ireland
	DAC	2.400%	9/23/21	1,375	1,359
	Shire Acquisitions Investments Ireland
	DAC	2.875%	9/23/23	2,300	2,263
	SSM Health Care Corp.	3.688%	6/1/23	750	770
8	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	4,130	4,219
8	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	1,457	1,524
	Tenet Healthcare Corp.	4.750%	6/1/20	162	164
	Teva Pharmaceutical Finance
	Netherlands III BV	2.200%	7/21/21	710	677
	Tyson Foods Inc.	4.500%	6/15/22	100	104
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,018
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	2,100	2,092

	Energy (5.4%)
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	865	871

Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	798	806
Apache Corp.	3.625%	2/1/21	220	222
Baker Hughes a GE Co. LLC	3.200%	8/15/21	80	81
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	2,313	2,299
BP Capital Markets America Inc.	4.500%	10/1/20	2,760	2,834
BP Capital Markets America Inc.	4.742%	3/11/21	1,490	1,548
BP Capital Markets America Inc.	3.245%	5/6/22	900	916
BP Capital Markets America Inc.	2.520%	9/19/22	1,275	1,263
BP Capital Markets America Inc.	2.750%	5/10/23	115	114
BP Capital Markets America Inc.	3.216%	11/28/23	2,485	2,519
BP Capital Markets America Inc.	3.790%	2/6/24	1,685	1,748
BP Capital Markets America Inc.	3.224%	4/14/24	620	628
BP Capital Markets plc	1.676%	5/3/19	250	250
BP Capital Markets plc	2.237%	5/10/19	3,950	3,949
BP Capital Markets plc	2.521%	1/15/20	375	375
BP Capital Markets plc	2.315%	2/13/20	130	129
BP Capital Markets plc	2.500%	11/6/22	620	616
Buckeye Partners LP	4.150%	7/1/23	95	97
Buckeye Partners LP	4.350%	10/15/24	265	268
Canadian Natural Resources Ltd.	2.950%	1/15/23	1,065	1,055
Canadian Natural Resources Ltd.	3.800%	4/15/24	695	709
Cenovus Energy Inc.	5.700%	10/15/19	821	833
Concho Resources Inc.	4.375%	1/15/25	1,670	1,714
Continental Resources Inc.	5.000%	9/15/22	1,539	1,553
Continental Resources Inc.	4.500%	4/15/23	505	522
Continental Resources Inc.	3.800%	6/1/24	820	827
Devon Energy Corp.	3.250%	5/15/22	75	76
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	498
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	300
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	304
Enbridge Energy Partners LP	4.375%	10/15/20	25	25
Encana Corp.	3.900%	11/15/21	140	143
Energy Transfer Operating LP	4.150%	10/1/20	1,551	1,578
Energy Transfer Operating LP	4.650%	6/1/21	400	412
Energy Transfer Operating LP	5.200%	2/1/22	1,085	1,141
Energy Transfer Operating LP	4.250%	3/15/23	134	138
Energy Transfer Operating LP	4.200%	9/15/23	1,174	1,212
Energy Transfer Operating LP	4.900%	2/1/24	400	423
Energy Transfer Operating LP	4.500%	4/15/24	840	877
8 Eni SPA	4.000%	9/12/23	2,970	3,045
Enterprise Products Operating LLC	2.550%	10/15/19	40	40
Enterprise Products Operating LLC	5.200%	9/1/20	737	763
Enterprise Products Operating LLC	2.850%	4/15/21	935	935
Enterprise Products Operating LLC	3.500%	2/1/22	1,860	1,896
EOG Resources Inc.	4.100%	2/1/21	710	727
EQT Corp.	2.500%	10/1/20	700	691
EQT Corp.	4.875%	11/15/21	2,005	2,070
EQT Corp.	3.000%	10/1/22	2,140	2,101
Husky Energy Inc.	3.950%	4/15/22	40	41
Husky Energy Inc.	4.000%	4/15/24	95	97
Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,000	1,032
Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,550	1,604
Kinder Morgan Energy Partners LP	5.300%	9/15/20	325	336
Kinder Morgan Energy Partners LP	5.800%	3/1/21	145	152
Kinder Morgan Energy Partners LP	5.000%	10/1/21	360	376

Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,135	1,167
Kinder Morgan Energy Partners LP	3.500%	9/1/23	305	309
Kinder Morgan Inc.	6.500%	9/15/20	155	162
Kinder Morgan Inc.	3.150%	1/15/23	160	160
Kinder Morgan Inc.	3.050%	12/1/19	40	40
8 Kinder Morgan Inc.	5.000%	2/15/21	755	787
8 Kinder Morgan Inc.	5.625%	11/15/23	1,000	1,092
Marathon Oil Corp.	2.700%	6/1/20	190	189
Marathon Petroleum Corp.	3.400%	12/15/20	715	721
8 Marathon Petroleum Corp.	4.750%	12/15/23	610	644
8 Midwest Connector Capital Co. LLC	3.625%	4/1/22	960	973
Nabors Industries Inc.	5.000%	9/15/20	200	200
Newfield Exploration Co.	5.750%	1/30/22	480	512
Newfield Exploration Co.	5.625%	7/1/24	670	732
Phillips 66	4.300%	4/1/22	675	705
Phillips 66 Partners LP	2.646%	2/15/20	440	439
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	115	118
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	200	206
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,715	1,832
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	205	216
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	810	844
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,590	2,691
Sabine Pass Liquefaction LLC	6.250%	3/15/22	550	594
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,520	1,647
Shell International Finance BV	1.875%	5/10/21	1,885	1,860
Shell International Finance BV	2.250%	1/6/23	3,205	3,159
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	155	159
6 Spectra Energy Partners LP, 3M USD
LIBOR + 0.700%	3.299%	6/5/20	2,430	2,430
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,480	1,519
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	370	371
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	685	706
Total Capital Canada Ltd.	2.750%	7/15/23	530	531
Total Capital International SA	2.875%	2/17/22	825	832
Total Capital International SA	2.700%	1/25/23	275	275
Total Capital SA	4.250%	12/15/21	475	496
TransCanada PipeLines Ltd.	2.125%	11/15/19	3,335	3,322
TransCanada PipeLines Ltd.	3.800%	10/1/20	125	127
TransCanada PipeLines Ltd.	2.500%	8/1/22	790	779
6 TransCanada PipeLines Ltd., 3M USD
LIBOR + 0.270%	2.959%	11/15/19	3,225	3,227
Valero Energy Corp.	6.125%	2/1/20	675	693
Western Gas Partners LP	5.375%	6/1/21	60	62
Western Gas Partners LP	4.000%	7/1/22	245	248
Williams Cos. Inc.	5.250%	3/15/20	1,779	1,817
Williams Cos. Inc.	4.125%	11/15/20	1,025	1,040
Williams Cos. Inc.	4.000%	11/15/21	395	405
Williams Cos. Inc.	3.600%	3/15/22	670	680
Williams Cos. Inc.	3.350%	8/15/22	270	272
Williams Cos. Inc.	4.300%	3/4/24	495	515

	Other Industrial (0.3%)
8	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	2,365	2,344
8	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	3,700	3,702

	Technology (2.7%)
	Apple Inc.	2.400%	5/3/23	555	550
	Apple Inc.	3.000%	2/9/24	379	384
	Apple Inc.	3.450%	5/6/24	1,870	1,932
	Apple Inc.	2.850%	5/11/24	3,091	3,102
	Apple Inc.	2.750%	1/13/25	1,175	1,168
	Baidu Inc.	2.750%	6/9/19	425	425
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	280	276
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	3,580	3,567
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	950	925
8	Broadcom Inc.	3.125%	4/15/21	3,000	2,996
8	Broadcom Inc.	3.125%	10/15/22	1,000	995
8	CommScope Finance LLC	5.500%	3/1/24	285	291
8	Dell International LLC / EMC Corp.	4.000%	7/15/24	275	277
8	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,780	3,880
	DXC Technology Co.	2.875%	3/27/20	660	660
8	First Data Corp.	5.750%	1/15/24	870	895
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	3,230	3,259
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,203
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	764
8	MSCI Inc.	5.250%	11/15/24	1,186	1,225
8	NXP BV / NXP Funding LLC	3.875%	9/1/22	1,100	1,115
8	NXP BV / NXP Funding LLC	4.625%	6/1/23	500	520
8	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,100	1,161
	Oracle Corp.	2.500%	10/15/22	700	697
	Oracle Corp.	2.625%	2/15/23	1,348	1,347
	Oracle Corp.	3.625%	7/15/23	200	207
	Oracle Corp.	2.400%	9/15/23	2,477	2,436
	Oracle Corp.	2.950%	11/15/24	1,745	1,750
	QUALCOMM Inc.	2.600%	1/30/23	2,485	2,455
	QUALCOMM Inc.	2.900%	5/20/24	250	246
	Total System Services Inc.	3.800%	4/1/21	1,500	1,525
	Tyco Electronics Group SA	2.350%	8/1/19	455	454
	Tyco Electronics Group SA	4.875%	1/15/21	380	393
	Tyco Electronics Group SA	3.500%	2/3/22	375	379
	Tyco Electronics Group SA	3.450%	8/1/24	230	231
8	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	510	523
	Verisk Analytics Inc.	5.800%	5/1/21	315	332
	Verisk Analytics Inc.	4.125%	9/12/22	450	466
	VMware Inc.	2.300%	8/21/20	650	644
	VMware Inc.	2.950%	8/21/22	1,090	1,079

	Transportation (1.6%)
8	Air Canada	7.750%	4/15/21	942	1,004
3,8	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	277	284
9	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	478
9	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	176
	Canadian National Railway Co.	2.850%	12/15/21	200	200

3	Continental Airlines 2000-1 Class A-1
	Pass Through Trust	8.048%	11/1/20	86	88
3	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	356	369
3	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	59	60
3	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	66	67
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	123	125
	CSX Corp.	3.400%	8/1/24	765	778
3	CSX Transportation Inc.	6.251%	1/15/23	98	106
3,13	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	488	517
3	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	2,509	2,737
3	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	153	169
3	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	351	360
3	Delta Air Lines 2010-2 Class A Pass
	Through Trust	4.950%	11/23/20	23	23
3	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	144	146
3	Delta Air Lines 2019-1 Class A Pass
	Through Trust	3.404%	4/25/24	650	651
3	Delta Air Lines 2019-1 Class AA Pass
	Through Trust	3.204%	4/25/24	1,175	1,192
	Delta Air Lines Inc.	2.875%	3/13/20	1,168	1,169
	Delta Air Lines Inc.	3.400%	4/19/21	2,845	2,858
	Delta Air Lines Inc.	3.800%	4/19/23	2,535	2,567
	FedEx Corp.	3.400%	1/14/22	645	655
3,8	Heathrow Funding Ltd.	4.875%	7/15/23	865	892
8	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.200%	7/15/20	150	150
8	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.300%	4/1/21	1,100	1,104
9	Qantas Airways Ltd.	7.500%	6/11/21	450	353
	Ryder System Inc.	3.875%	12/1/23	400	409
	Ryder System Inc.	3.650%	3/18/24	2,105	2,149
3	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	222	235
3	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	82	87
3	Spirit Airlines 2015-1 Pass Through Trust
	B	4.450%	10/1/25	255	256
3	Spirit Airlines Pass Through Trust 2017-
	1B	3.800%	2/15/26	1,026	1,003
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	375	394
	Union Pacific Corp.	2.950%	3/1/22	2,195	2,211
	Union Pacific Corp.	3.150%	3/1/24	1,840	1,865
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	138	147
					424,765
Utilities (4.3%)
	Electric (4.0%)
	Alabama Power Co.	3.375%	10/1/20	525	530
	American Electric Power Co. Inc.	2.150%	11/13/20	1,065	1,055

	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	234
	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	100
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	655	652
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,525	1,528
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	635	658
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,132
	CenterPoint Energy Inc.	2.500%	9/1/22	660	644
	CenterPoint Energy Inc.	3.850%	2/1/24	1,230	1,254
	Commonwealth Edison Co.	4.000%	8/1/20	675	685
	Dominion Energy Inc.	5.200%	8/15/19	100	101
6,8	Dominion Energy Inc., 3M USD LIBOR +
	0.400%	3.026%	12/1/20	4,840	4,835
	DTE Electric Co.	3.900%	6/1/21	420	429
	DTE Energy Co.	2.400%	12/1/19	1,810	1,801
	DTE Energy Co.	3.700%	8/1/23	835	853
	Duke Energy Corp.	3.227%	3/11/22	8,405	8,474
	Duke Energy Corp.	3.950%	10/15/23	390	405
	Duke Energy Ohio Inc.	5.450%	4/1/19	145	145
8	EDP Finance BV	4.125%	1/15/20	1,558	1,564
8	EDP Finance BV	5.250%	1/14/21	2,070	2,140
8	EDP Finance BV	3.625%	7/15/24	800	794
	Emera US Finance LP	2.150%	6/15/19	465	465
	Entergy Arkansas Inc.	3.750%	2/15/21	250	254
	Entergy Louisiana LLC	4.800%	5/1/21	365	377
6,9	ETSA Utilities Finance Pty Ltd., 3M
	Australian Bank Bill Rate + 0.260%	2.334%	10/15/19	280	198
	Exelon Corp.	2.850%	6/15/20	1,185	1,185
	Exelon Corp.	5.150%	12/1/20	618	636
	Exelon Corp.	2.450%	4/15/21	215	213
	Exelon Corp.	3.497%	6/1/22	186	188
	Exelon Generation Co. LLC	2.950%	1/15/20	1,596	1,588
	Exelon Generation Co. LLC	3.400%	3/15/22	222	225
	FirstEnergy Corp.	2.850%	7/15/22	2,570	2,545
	FirstEnergy Corp.	4.250%	3/15/23	1,283	1,339
8	FirstEnergy Transmission LLC	4.350%	1/15/25	493	513
	Fortis Inc.	2.100%	10/4/21	535	523
	Georgia Power Co.	2.000%	9/8/20	1,240	1,226
	Georgia Power Co.	2.400%	4/1/21	1,245	1,234
	ITC Holdings Corp.	2.700%	11/15/22	750	738
8	Kallpa Generacion SA	4.125%	8/16/27	200	196
	LG&E & KU Energy LLC	3.750%	11/15/20	325	328
	LG&E & KU Energy LLC	4.375%	10/1/21	280	288
	National Rural Utilities Cooperative
	Finance Corp.	1.500%	11/1/19	100	99
	National Rural Utilities Cooperative
	Finance Corp.	2.350%	6/15/20	715	713
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,290	1,289
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	10,720	10,821
	NSTAR Electric Co.	3.500%	9/15/21	470	476
	NV Energy Inc.	6.250%	11/15/20	200	210
	Pinnacle West Capital Corp.	2.250%	11/30/20	1,500	1,484
	PPL Capital Funding Inc.	4.200%	6/15/22	50	51
	PPL Capital Funding Inc.	3.500%	12/1/22	225	227
	Progress Energy Inc.	4.400%	1/15/21	1,685	1,723
	Progress Energy Inc.	3.150%	4/1/22	520	522
	Puget Energy Inc.	6.500%	12/15/20	625	659
	Puget Energy Inc.	6.000%	9/1/21	100	106

	Puget Energy Inc.	5.625%	7/15/22	1,175	1,253
	Southern Co.	2.750%	6/15/20	1,120	1,120
	Southern Co.	2.350%	7/1/21	1,645	1,626
	Southern Power Co.	1.950%	12/15/19	865	858
10	SSE plc	5.875%	9/22/22	300	446
	Tampa Electric Co.	5.400%	5/15/21	370	389
6,9	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	2.345%	1/15/22	200	139
	Virginia Electric & Power Co.	5.000%	6/30/19	380	382
	Virginia Electric & Power Co.	3.450%	9/1/22	445	453

	Natural Gas (0.3%)
8	Engie SA	2.875%	10/10/22	175	176
	Sempra Energy	2.400%	2/1/20	1,470	1,463
	Sempra Energy	2.400%	3/15/20	235	234
	Sempra Energy	2.850%	11/15/20	230	229
	Sempra Energy	2.900%	2/1/23	415	407
6	Sempra Energy, 3M USD LIBOR +
	0.250%	3.037%	7/15/19	2,085	2,081
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	151

	Other Utility (0.0%)
9	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	160	114
9	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	57
					74,230
Total Corporate Bonds (Cost $921,979)					927,499
Sovereign Bonds (6.6%)
8	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	455
	Arab Republic of Egypt	6.125%	1/31/22	15	15
11	Arab Republic of Egypt	4.750%	4/16/26	200	221
11	Argentine Republic	3.875%	1/15/22	600	568
	Argentine Republic	5.625%	1/26/22	607	523
11	Argentine Republic	3.375%	1/15/23	506	454
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	225
8	Avi Funding Co. Ltd.	2.850%	9/16/20	275	274
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	1,200	1,208
8	Banque Ouest Africaine de
	Developpement	5.500%	5/6/21	200	206
8	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	430	432
8	Bermuda	4.138%	1/3/23	200	203
8	BNG Bank NV	2.125%	12/14/20	866	861
8	BOC Aviation Ltd.	2.375%	9/15/21	350	342
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	500
8	CDP Financial Inc.	4.400%	11/25/19	1,540	1,557
8	CDP Financial Inc.	3.150%	7/24/24	670	682
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	205
3	City of Buenos Aires	8.950%	2/19/21	201	199
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	199
8	CNPC General Capital Ltd.	2.750%	5/14/19	235	235
	Corp. Andina de Fomento	2.200%	7/18/20	1,232	1,219
	Corp. Andina de Fomento	4.375%	6/15/22	413	430
8	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	155
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	535	562
8	CPPIB Capital Inc.	1.250%	9/20/19	1,763	1,752

8	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,447
8,14	Dexia Credit Local SA	1.875%	9/15/21	235	231
8	Dexia Credit Local SA	2.375%	9/20/22	250	248
	Dominican Republic	6.600%	1/28/24	185	200
8	Electricite de France SA	4.500%	9/21/28	2,260	2,325
	Emirate of Abu Dhabi	3.125%	10/11/27	415	412
3,8	Empresa Nacional del Petroleo	5.250%	11/6/29	640	686
	Equinor ASA	2.250%	11/8/19	500	499
	Export-Import Bank of China	2.500%	7/31/19	200	200
	Export-Import Bank of India	2.750%	4/1/20	200	199
	Export-Import Bank of India	2.750%	8/12/20	200	199
	Export-Import Bank of Korea	2.375%	8/12/19	450	449
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,334
	Export-Import Bank of Korea	5.125%	6/29/20	500	514
	Export-Import Bank of Korea	3.000%	11/1/22	400	402
6	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.460%	3.221%	10/21/19	200	200
6	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.700%	3.346%	5/26/19	285	285
6	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.925%	3.661%	11/1/22	200	202
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	500	500
8	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	499
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	150
	Fondo MIVIVIENDA SA	3.500%	1/31/23	280	281
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	200	201
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	270	288
8	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	200
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	200
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	559
8	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	425	443
	Industrial & Commercial Bank of China
	Ltd.	1.875%	5/23/19	200	200
	Industrial & Commercial Bank of China
	Ltd.	3.231%	11/13/19	650	650
	Industrial & Commercial Bank of China
	Ltd.	2.905%	11/13/20	250	248
6	Industrial & Commercial Bank of China
	Ltd., 3M USD LIBOR + 0.750%	3.488%	11/8/20	500	501
6,15	Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	3.151%	7/21/20	144	145
15	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	256
8	KazMunayGas National Co. JSC	3.875%	4/19/22	280	282
8	KazMunayGas National Co. JSC	6.375%	10/24/48	400	438
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,632
8,11	Kingdom of Spain	1.400%	7/30/28	8,400	9,772
	Korea Development Bank	1.375%	9/12/19	525	522
	Korea Development Bank	2.500%	3/11/20	200	199
	Korea Development Bank	3.000%	3/19/22	355	356
	Korea Development Bank	3.250%	2/19/24	495	499
6	Korea Development Bank, 3M USD
	LIBOR + 0.350%	3.158%	7/3/19	930	930
8	Korea Expressway Corp.	3.625%	10/22/21	220	224
8	Korea Southern Power Co. Ltd.	3.000%	1/29/21	495	495
	KSA Sukuk Ltd.	2.894%	4/20/22	1,935	1,925
8	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	472

	NTPC Ltd.	4.250%	2/26/26	200	202
8	OCP SA	5.625%	4/25/24	200	211
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,340
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	206
	Ooredoo International Finance Ltd.	7.875%	6/10/19	430	435
16	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	568	584
	Petrobras Global Finance BV	8.750%	5/23/26	185	218
	Petrobras Global Finance BV	7.375%	1/17/27	41	45
	Petroleos Mexicanos	8.000%	5/3/19	2,249	2,258
	Petroleos Mexicanos	5.500%	1/21/21	4,638	4,732
	Petroleos Mexicanos	5.375%	3/13/22	435	445
	Petroleos Mexicanos	6.875%	8/4/26	810	847
	Petroleos Mexicanos	6.500%	3/13/27	605	609
	Petroleos Mexicanos	6.500%	1/23/29	69	69
	Petronas Capital Ltd.	5.250%	8/12/19	250	252
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	200	199
	Province of Alberta	1.900%	12/6/19	630	627
8	Province of Alberta	1.750%	8/26/20	3,734	3,695
	Province of Nova Scotia	8.250%	7/30/22	315	367
	Province of Ontario	1.250%	6/17/19	595	593
	Province of Ontario	4.400%	4/14/20	629	641
	Province of Ontario	1.875%	5/21/20	230	229
	Province of Quebec	2.750%	8/25/21	715	720
6	Province of Quebec, 1M USD LIBOR +
	0.130%	2.743%	9/21/20	400	400
3	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	123	124
3,8	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	33	34
	Republic of Colombia	4.375%	7/12/21	1,600	1,644
	Republic of Colombia	4.000%	2/26/24	600	618
3	Republic of Colombia	4.500%	3/15/29	590	622
	Republic of Croatia	6.750%	11/5/19	3,276	3,346
	Republic of Guatemala	5.750%	6/6/22	385	405
	Republic of Honduras	8.750%	12/16/20	435	467
	Republic of Hungary	6.375%	3/29/21	1,280	1,363
	Republic of Hungary	5.375%	2/21/23	1,200	1,295
	Republic of Hungary	5.750%	11/22/23	161	178
	Republic of Indonesia	4.875%	5/5/21	1,120	1,161
8	Republic of Indonesia	3.700%	1/8/22	400	405
	Republic of Indonesia	3.750%	4/25/22	400	406
	Republic of Indonesia	5.875%	1/15/24	1,020	1,125
	Republic of Indonesia	4.450%	2/11/24	315	328
	Republic of Indonesia	4.125%	1/15/25	555	569
	Republic of Korea	7.125%	4/16/19	200	200
	Republic of Lithuania	7.375%	2/11/20	3,570	3,707
8	Republic of Lithuania	6.125%	3/9/21	195	206
	Republic of Lithuania	6.125%	3/9/21	1,375	1,454
	Republic of Lithuania	6.625%	2/1/22	300	329
	Republic of Panama	5.200%	1/30/20	1,270	1,292
	Republic of Panama	9.375%	4/1/29	55	80
	Republic of Poland	5.125%	4/21/21	520	545
	Republic of Poland	5.000%	3/23/22	1,020	1,083
	Republic of Romania	4.375%	8/22/23	250	260
11	Republic of Romania	2.000%	12/8/26	1,574	1,764

11	Republic of Romania	2.375%	4/19/27	45	51
	Republic of Serbia	4.875%	2/25/20	1,295	1,309
	Republic of Serbia	7.250%	9/28/21	1,385	1,505
	Republic of Slovenia	5.500%	10/26/22	280	303
8	Republic of Slovenia	5.250%	2/18/24	300	332
	Republic of the Philippines	8.375%	6/17/19	890	900
	Republic of Turkey	7.000%	6/5/20	2,349	2,370
11	Romania	2.875%	3/11/29	121	137
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	400	419
8	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	600	629
	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	200	199
8	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	785	780
8	Sinopec Group Overseas Development
	2018 Ltd.	4.125%	9/12/25	680	706
	Socialist Republic of Vietnam	6.750%	1/29/20	400	411
6	State Bank of India, 3M USD LIBOR +
	0.950%	3.745%	4/6/20	1,100	1,103
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	262
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	318
	State of Israel	3.150%	6/30/23	525	533
11	State of Israel	1.500%	1/16/29	545	638
	State of Kuwait	2.750%	3/20/22	1,148	1,148
	State of Qatar	6.550%	4/9/19	410	410
	State of Qatar	4.000%	3/14/29	1,530	1,577
	Sultanate of Oman	5.375%	3/8/27	200	186
8	Temasek Financial I Ltd.	4.300%	10/25/19	250	252
	Ukraine	8.994%	2/1/24	324	326
	Ukraine	9.750%	11/1/28	200	206
	United Mexican States	3.625%	3/15/22	644	655
17	United Mexican States	8.000%	12/7/23	90,000	4,668
17	United Mexican States	10.000%	12/5/24	9,000	508
Total Sovereign Bonds (Cost $115,452)					115,556
Taxable Municipal Bonds (0.1%)
	California Department of Water
	Resources Water System Revenue
	(Central Valley Project)	1.871%	12/1/19	5	5
	California GO	6.200%	10/1/19	350	357
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	82	82
	San Jose California Redevelopment
	Agency Successor Agency Tax
	Allocation	2.098%	8/1/19	411	410
	University of California Revenue	1.745%	5/15/19	250	250
Total Taxable Municipal Bonds (Cost $1,103)					1,104

				Shares
Convertible Preferred Stocks (0.0%)
§,12	Lehman Brothers Holdings Inc. Pfd. (Cost $694)	7.250%	Perpetual	700	—
Temporary Cash Investments (4.6%)
Money Market Fund (3.3%)
18	Vanguard Market Liquidity Fund	2.554%		572,341	57,245
				Face
				Amount
				($000)
Certificates of Deposit (0.3%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	6,185	6,162

Commercial Paper (1.0%)
	Duke Energy Corp.	2.838%	4/25/19	430	429
19	EI du Pont de Nemours & Co.	2.887%	4/15/19	2,570	2,567
19	EI du Pont de Nemours & Co.	2.878%-2.888%	4/18/19	5,140	5,132
19	NextEra Energy Capital Holdings Inc.	2.938%	4/16/19	1,430	1,428
19	NextEra Energy Capital Holdings Inc.	2.951%	5/2/19	1,255	1,252
19	TransCanada Pipelines Ltd.	2.908%	4/23/19	1,420	1,417
19	TransCanada Pipelines Ltd.	2.881%	5/1/19	980	977
8,19	VW Credit Inc.	3.122%	7/1/19	4,000	3,970
					17,172
Total Temporary Cash Investments (Cost $80,596)					80,579
				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate
Swap, Pays 3-Month
LIBOR Quarterly,
Receives 2.474%
Semiannually	JPMC	3/26/21	2.474%	1,860	54
Put Swaptions
10-Year Interest Rate
Swap, Recieves 3-Month
LIBOR Quarterly, Pays
2.474% Semiannually	JPMC	3/26/21	2.474%	1,860	56
Total Options Purchased (Cost $110)					110
Total Investments (99.7%) (Cost $1,730,727)					1,740,833
Other Asset and Liabilities-Net (0.3%)					5,453
Net Assets (100%)					1,746,286

§ Security value determined using significant unobservable inputs.
† Inverse interest-only security.
1 Securities with a value of $1,357,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $1,162,000 have been segregated as initial margin for open cleared swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2019.

Short-Term Investment-Grade Portfolio

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Interest-only security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $352,984,000, representing 20.2% of net assets.
9 Face amount denominated in Australian dollars.
10 Face amount denominated in British pounds.
11 Face amount denominated in euro.
12 Non-income-producing security--security in default.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by multiple countries.
15 Guaranteed by the Government of Japan.
16 Guaranteed by the Republic of Indonesia.
17 Face amount denominated in Mexican peso.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
19 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
March 31, 2019, the aggregate value of these securities was $16,743,000, representing 1.0% of net assets.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
JPMC—JP Morgan Chase Bank.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	4/12/19	12	$122.75	1,473	(18)
10-Year U.S. Treasury Note Futures Contracts	4/12/19	12	124.00	1,488	(6)
10-Year U.S. Treasury Note Futures Contracts	4/26/19	12	122.50	1,470	(21)
10-Year U.S. Treasury Note Futures Contracts	4/26/19	12	123.00	1,476	(16)
10-Year U.S. Treasury Note Futures Contracts	5/24/19	12	124.00	1,488	(10)
					(71)

Put Options
10-Year U.S. Treasury Note Futures Contracts	4/12/19	12	$122.75	1,473	—
10-Year U.S. Treasury Note Futures Contracts	4/12/19	12	124.00	1,488	(4)
10-Year U.S. Treasury Note Futures Contracts	4/26/19	12	122.50	1,470	(1)
10-Year U.S. Treasury Note Futures Contracts	4/26/19	12	123.00	1,476	(1)
10-Year U.S. Treasury Note Futures Contracts	5/24/19	12	124.00	1,488	(8)
					(14)
					(85)

Short-Term Investment-Grade Portfolio

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.723% Semiannually	BNPSW	4/8/19	2.723%	1,810	(51)
2-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.745% Semiannually	JPMC	12/19/19	2.745%	13,800	(146)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.745% Semiannually	MSCS	4/1/19	2.745%	910	(28)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.734% Semiannually	MSCS	4/4/19	2.734%	1,820	(53)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.435% Semiannually	MSCS	4/23/19	2.435%	1,850	(13)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.628% Semiannually	MSCS	4/23/19	2.628%	1,850	(38)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.387% Semiannually	MSCS	4/29/19	2.387%	1,860	(10)
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.406% Semiannually	MSCS	4/29/19	2.406%	1,860	(11)
2-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly,
Pays 2.542% Semiannually	MSCS	9/9/19	2.542%	6,900	(42)
5-Year CDX-NA-IG-S31-V1
Credit Protection Sold,
Receives 1.000% Quarterly	DBAG	4/17/19	0.625%	3,700[1]	(11)
5-Year CDX-NA-IG-S32-V1
Credit Protection Sold,
Receives 1.000% Quarterly	DBAG	5/15/19	0.700%	3,755[1]	(13)
					(416)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.723% Semiannually	BNPSW	4/8/19	2.723%	1,810	—
2-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.745% Semiannually	JPMC	12/19/19	2.745%	13,800	(10)
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.745% Semiannually	MSCS	4/1/19	2.745%	910	—
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.734% Semiannually	MSCS	4/4/19	2.734%	1,820	—
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.435% Semiannually	MSCS	4/23/19	2.435%	1,850	(9)
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.628% Semiannually	MSCS	4/23/19	2.628%	1,850	(1)

Short-Term Investment-Grade Portfolio

10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.387% Semiannually	MSCS	4/29/19	2.387%	1,860	(14)
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.406% Semiannually	MSCS	4/29/19	2.406%	1,860	(11)
2-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly,
Receives 2.542% Semiannually	MSCS	9/9/19	2.542%	6,900	(8)
5-Year CDX-NA-IG-S31-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	DBAG	4/17/19	0.625%	3,700	(1)
5-Year CDX-NA-IG-S32-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	DBAG	5/15/19	0.700%	3,755	(4)
					(58)
					(474)
Total Options Written (Premiums Received $404)					(559)

1 The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if
the reference entity was subject to a credit event.

BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	780	166,213	489
30-Year U.S. Treasury Bond	June 2019	3	449	11
				500
Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(230)	(28,570)	(305)
5-Year U.S. Treasury Note	June 2019	(148)	(17,143)	(35)
Euro-OAT	June 2019	(54)	(9,854)	(129)
Euro-Bund	June 2019	(35)	(6,531)	(54)

Short-Term Investment-Grade Portfolio

Euro-Bobl	June 2019	(41)	(6,123)		(54)
Ultra 10-Year U.S. Treasury Note	June 2019	(38)	(5,046)		(48)
Euro-Schatz	June 2019	(34)	(4,271)		(3)
Ultra Long U.S. Treasury Bond	June 2019	(20)	(3,360)		(25)
AUD 3-Year Treasury Bond	June 2019	(31)	(2,501)		(13)
Long Gilt	June 2019	(10)	(1,685)		(28)
AUD 10-Year Treasury Bond	June 2019	(8)	(787)		(15)
				(709)
				(209)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Forward Currency Contracts

	Contract						Unrealized
	Settlement		Contract Amount (000)			Unrealized	(Depreciation)
Counterparty	Date		Received		Deliver	Appreciation	($000)

BNP Paribas	4/23/19	EUR	144	USD	162	—	—
Toronto-Dominion Bank	4/23/19	USD	25,590	EUR	22,501	300	—
Toronto-Dominion Bank	6/19/19	USD	6,166	AUD	8,724	—	(38)
Goldman Sachs Bank AG	4/22/19	USD	4,994	MXN	95,778	77	—
Morgan Stanley Capital
Services LLC	6/19/19	USD	4,173	GBP	3,141	66	—
UBS AG	6/19/19	USD	594	AUD	836	—	—
Bank of Montreal	6/19/19	USD	340	AUD	479	—	(1)
JPMorgan Chase Bank, N.A.	4/23/19	USD	164	EUR	144	1	—
Citibank, N.A.	6/19/19	USD	90	AUD	127	—	—
Bank of America, N.A.	4/23/19	USD	86	EUR	76	1	—
Bank of America, N.A.	6/20/19	USD	4	JPY	471	—	—
						445	(39)

Short-Term Investment-Grade Portfolio

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)1	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	1,504	5.000	100	(1)
CDX-NA-IG-S31-V1	12/20/23	USD	1,754	1.000	34	5
CDX-NA-IG-S32-V1	6/20/24	USD	8,355	1.000	148	19
						23

Credit Protection Purchased

iTraxx Europe-S31-V1	6/20/24	EUR	3,760	(1.000)	(76)	(1)
						22

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid) 2	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	160	1.000	3	(1)	2	—
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	245	1.000	4	(1)	3	—
Berkshire
Hathaway	12/20/2
Inc./Aa2	1	GSI	350	1.000	6	(2)	4	—
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000	16	(9)	7	—

Short-Term Investment-Grade Portfolio

Berkshire
Hathaway	12/20/2
Inc./Aa2	2	BARC	415	1.000	8	(5)	3	—
Boeing Co./A2	6/20/24	GSI	2,145	1.000	48	(54)	—	(6)
Danske Bank
A/S/A2	6/20/23	BNPSW	1501	1.000	3	(2)	1	—
General Electric
Capital	12/20/1
Corp./A2	9	DBAG	710	1.000	4	(2)	2	—
	12/20/2
Metlife Inc./A3	0	GSCM	350	1.000	5	—	5	—
	12/20/2
Metlife Inc./A3	1	BARC	160	1.000	3	—	3	—
People’s
Republic of
China/A3	6/20/22	BNPSW	665	1.000	16	(4)	12	—
People’s
Republic of	12/20/2
China/A3	3	GSI	670	1.000	18	(11)	7	—
People’s
Republic of
China/A3	6/20/24	GSI	440	1.000	12	(11)	1	—
Republic of
Indonesia/Baa2	6/20/24	BNPSW	390	1.000	(1)	1	—	—
Republic of
Peru/A3	6/20/24	BOANA	200	1.000	3	(2)	1	—
Southern
Co./Baa2	6/20/22	JPMC	3,270	1.000	60	(35)	25	—
Verizon
Communi-
cations
Inc./Baa1	12/20/22	GSI	835	1.000	15	(11)	4	—
Total					223	(149)	80	(6)

Credit Protection Purchased
Aetna Inc.	12/20/1
		CSFBI	475
	9			(1.000)	(3)	2	—	(1)
Altria Group Inc.	12/20/2
	1	GSI	1,740	(1.000)	(35)	29	—	(6)
American
International	6/20/20	BOANA	280	(1.000)	(3)	1	—	(2)

Short-Term Investment-Grade Portfolio

Group Inc.
American
International
Group Inc.	6/20/20	BOANA	280	(1.000)	(3)	1	—	(2)
American
International	12/20/2
Group Inc.	0	GSCM	350	(1.000)	(5)	3	—	(2)
American
International	12/20/2
Group Inc.	0	GSCM	175	(1.000)	(2)	(1)	—	(3)
Autozone Inc.	12/20/2
	0	GSCM	240	(1.000)	(4)	3	—	(1)
Bank of
America Corp.	3/20/20	GSCM	520	(1.000)	(4)	2	—	(2)
Bank of China	12/20/2
Ltd.	1	BNPSW	300	(1.000)	(6)	(1)	—	(7)
Bank of China
Ltd.	6/20/22	BNPSW	665	(1.000)	(15)	—	—	(15)
Bank of China
Ltd.	6/20/23	BNPSW	515	(1.000)	(12)	7	—	(5)
Barclays Bank
plc	6/20/24	JPMC	5051	(1.000)	(10)	7	—	(3)
Commerzbank
AG	6/20/21	BOANA	590	(1.000)	(7)	(3)	—	(10)
CVS Health	12/20/2
Corp.	0	BOANA	240	(1.000)	(3)	3	—	—
CVS Health	12/20/2
Corp.	0	BOANA	240	(1.000)	(3)	3	—	—
CVS Health	12/20/2
Corp.	0	BOANA	120	(1.000)	(2)	1	—	(1)
CVS Health	12/20/2
Corp.	0	BOANA	120	(1.000)	(2)	2	—	—
CVS Health	12/20/2
Corp.	1	BARC	465	(1.000)	(8)	8	—	—
CVS Health	12/20/2
Corp.	1	BARC	160	(1.000)	(3)	3	—	—
CVS Health	12/20/2
Corp.	1	JPMC	700	(1.000)	(12)	11	—	(1)
Deutsche Bank	12/20/2
AG	2	JPMC	830	(1.000)	11	3	14	—
Dominion	12/20/2	JPMC	2,420	(1.000)	(39)	30	—	(9)

Short-Term Investment-Grade Portfolio

Energy Inc.	0
Dominion	12/20/2
Energy Inc.	0	JPMC	2,420	(1.000)	(39)	28	—	(11)
Dominion
Energy Inc.	6/20/22	JPMC	410	(1.000)	(11)	9	—	(2)
Exelon Corp.	6/20/22	JPMC	655	(1.000)	(18)	14	—	(4)
Exelon Corp.	6/20/22	JPMC	410	(1.000)	(11)	9	—	(2)
Federative
Republic of	12/20/2
Brazil	5	BOANA	578	(1.000)	36	(112)	—	(76)
Federative
Republic of	12/20/2
Brazil	5	GSCM	275	(1.000)	17	(50)	—	(33)
LafargeHolcim
Ltd.	6/20/24	BNPSW	4951	(1.000)	(3)	2	—	(1)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)	(1)	(1)	—	(2)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)	(1)	1	—	—
Lincoln National	12/20/2
Corp.	1	BARC	160	(1.000)	(3)	—	—	(3)
McDonald's
Corp.	6/20/22	GSI	675	(1.000)	(18)	13	—	(5)
People's
Republic of	12/20/2
China	3	BARC	380	(1.000)	(10)	9	—	(1)
People's
Republic of	12/20/2
China	3	BARC	290	(1.000)	(8)	7	—	(1)
Raytheon Co.	12/20/2
	1	GSI	585	(1.000)	(15)	12	—	(3)
Raytheon Co.	12/20/2
	1	GSI	580	(1.000)	(14)	12	—	(2)
Republic of	12/20/1
Turkey	9	GSI	815	(1.000)	11	(3)	8	—
Republic of	12/20/1
Turkey	9	GSI	488	(1.000)	6	(2)	4	—
Republic of
Turkey	6/20/20	BNPSW	635	(1.000)	19	(2)	17	—
Republic of
Turkey	6/20/20	BNPSW	490	(1.000)	15	(1)	14	—

Short-Term Investment-Grade Portfolio

Republic of
Turkey	6/20/20	GSI	215	(1.000)	7	—	7	—
Republic of
Turkey	6/20/23	BNPSW	660	(1.000)	76	(25)	51	—
Republic of
Turkey	6/20/24	BARC	337	(1.000)	47	(37)	10	—
Sempra Energy	6/20/22	JPMC	655	(1.000)	(13)	13	—	—
Sempra Energy	6/20/22	JPMC	410	(1.000)	(9)	9	—	—
Societe	12/20/2
Generale SA	1	JPMC	235	(1.000)	(5)	1	—	(4)
Societe
Generale SA	6/20/24	JPMC	1,0101	(1.000)	(12)	6	—	(6)
Standard	12/20/2
Chartered Bank	1	JPMC	395	(1.000)	(9)	—	—	(9)
State of Qatar	6/20/22	CITNA	50	(1.000)	(1)	—	—	(1)
UnitedHealth	12/20/1
Group Inc.	9	CSFBI	475	(1.000)	(3)	2	—	(1)
UnitedHealth
Group Inc.	6/20/20	CSFBI	470	(1.000)	(5)	4	—	(1)
Wells Fargo &
Co.	9/20/20	BOANA	620	(1.000)	(8)	4	—	(4)
Total					(153)	36	125	(242)
					70	(113)	205	(248)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

At March 31, 2019, a counterparty had deposited in a segregated account securities with a value of $50,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Short-Term Investment-Grade Portfolio

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/19/20	6/19/19[1]	10,346	3.000	(0.000)	52	15
6/21/21	6/19/19[1]	3,353	3.000	(0.000)	43	13
7/26/21	7/25/19[1]	138	2.310	(0.000)	—	—
9/15/21	9/18/19[1]	5,600	2.370	(0.000)	9	5
9/15/21	9/18/19[1]	2,800	2.489	(0.000)	11	11
9/15/21	3/18/20[1]	1,400	2.694	(0.000)	11	11
12/10/21	12/10/19[1]	32	(2.210)	0.000	—	—
6/20/22	6/19/19[1]	12,721	(3.000)	0.000	(264)	(81)
6/19/23	6/19/19[1]	6,070	(3.000)	0.000	(169)	(51)
6/19/24	6/19/19[1]	8,010	(3.000)	0.000	(273)	(85)
1/30/25	1/30/20[1]	1,820	2.220	(0.000)	(3)	(3)
6/19/26	6/19/19[1]	5,635	(3.000)	0.000	(246)	(87)
3/21/29	N/A	2,435	2.674	(2.613)	57	51
3/22/29	N/A	2,570	2.543	(2.607)	30	15
3/27/29	N/A	1,439	2.371	(2.609)	(6)	(6)
3/31/31	3/30/21[1]	186	(2.474)	0.000	—	—
					(748)	(192)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the

Short-Term Investment-Grade Portfolio

securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-
value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the

Short-Term Investment-Grade Portfolio

forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers.
The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.
The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.
The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net

Short-Term Investment-Grade Portfolio

amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-
money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC)
and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an

Short-Term Investment-Grade Portfolio

asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-
term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward
Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

H. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	208,484	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	404,421	3,080
Corporate Bonds	—	927,499	—
Sovereign Bonds	—	115,556	—
Taxable Municipal Bonds	—	1,104	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	57,245	23,334	—
Option Purchased	—	110	—
Option Written	(85)	(474)	—
Futures Contracts—Assets[1]	187	—	—
Futures Contracts—Liabilities[1]	(181)	—	—

Short-Term Investment-Grade Portfolio

Forward Currency Contracts—Assets	—	445	—
Forward Currency Contracts—Liabilities	—	(39)	—
Swap Contracts—Assets	73[1]	205	—
Swap Contracts—Liabilities	(58)[1]	(248)	—
Total	57,181	1,680,397	3,080

1 Represents variation margin on the last day of the reporting period.
2 Market value of convertible preferred stocks based on Level 3 inputs.